UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina  27804
(Address of principal executive offices)  (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end:  May 31

Date of reporting period:   November 30, 2020

Item 1. REPORTS TO STOCKHOLDERS.

Adaptive Funds

SEMI-ANNUAL REPORT
(Unaudited)
For the fiscal period from June 1, 2020
through November 30, 2020

Adaptive Fundamental Growth Fund
Adaptive Growth Opportunities Fund
Adaptive Hedged High Income Fund
Adaptive Hedged Income Fund
Adaptive Tactical Economic Fund
Adaptive Tactical Rotation Fund

Institutional Class
Class C Shares
Class A Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Adaptive Funds (the “Funds”).  The Funds’ shares are not deposits or obligations of, or guaranteed by, any depository institution. The Funds’ shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Funds nor the Funds’ distributor is a bank.

The Adaptive Funds are distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the Adaptive Funds, including their principals, and Capital Investment Group, Inc.

Table of Contents

Adaptive Fundamental Growth Fund	……………………………………………………………………………………	1
Adaptive Growth Opportunities Fund	……………………………………………………………………………………	10
Adaptive Hedged High Income Fund	……………………………………………………………………………………	18
Adaptive Hedged Income Fund	……………………………………………………………………………………	24
Adaptive Tactical Economic Fund	……………………………………………………………………………………	33
Adaptive Tactical Rotation Fund	……………………………………………………………………………………	40
Notes to Financial Statements	……………………………………………………………………………………	48
Additional Information	……………………………………………………………………………………	62

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Adaptive Funds (“Funds”) and of the market in general and statements of the Funds’ plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing.  The prospectus contains this and other information about the Funds.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on the Adaptive Funds:

See Our Web site @ adaptivefunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

Beginning on January 1, 2021, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website at https://www.nottinghamco.com/fundpages/Adaptive, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have previously elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by clicking Enroll at https://www.nottinghamco.com/fundpages/Adaptive.

You may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800-773-3863 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

Adaptive Fundamental Growth Fund

Schedule of Investments
(Unaudited)

As of November 30, 2020
		Shares	Value (Note 1)

COMMON STOCKS - 91.66%

Business Services - 7.55%
	Accenture PLC	5,282	$1,315,693
	Apple, Inc.	12,116	1,442,410
*	PayPal Holdings, Inc.	6,439	1,378,719
			4,136,822
Communication Services - 16.97%
*	Alphabet, Inc. - Class C	733	1,290,622
	Cisco Systems, Inc.	24,480	1,053,130
*	Facebook, Inc.	4,518	1,251,350
*	Netflix, Inc.	2,384	1,169,829
*	The Trade Desk, Inc.	2,591	2,334,672
*	The Walt Disney Co.	8,881	1,314,477
*	Zoom Video Communications, Inc.	1,861	890,228
			9,304,308
Consumer Discretionary - 9.13%
*	JD.com, Inc.	6,496	554,434
*	Lululemon Athletica, Inc.	3,488	1,291,327
	NIKE, Inc.	8,397	1,131,076
	Starbucks Corp.	8,718	854,538
	The Home Depot, Inc.	4,240	1,176,218
			5,007,593
Consumer Staples - 2.99%
*	Monster Beverage Corp.	14,772	1,252,370
	The Clorox Co.	1,900	385,624
			1,637,994
Financials - 10.83%
	MarketAxess Holdings, Inc.	2,107	1,136,052
	Mastercard, Inc.	3,488	1,173,747
	MSCI, Inc.	3,259	1,334,300
	S&P Global, Inc.	3,251	1,143,637
	Visa, Inc.	5,482	1,153,139
			5,940,875
Health Care - 11.29%
	Abbott Laboratories	10,784	1,167,044
	Danaher Corp.	6,028	1,354,070
	Merck & Co., Inc.	14,039	1,128,595
	UnitedHealth Group, Inc.	3,676	1,236,386
	Zoetis, Inc.	8,119	1,302,125
			6,188,220
Industrials - 2.04%
*	Copart, Inc.	9,705	1,120,442
			1,120,442
Information Technology - 30.86%
*	Adobe, Inc.	2,744	1,312,922
*	Cadence Design Systems, Inc.	10,802	1,256,273
*	Digital Turbine, Inc.	16,035	721,254
			(Continued)

Adaptive Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2020
			Shares	Value (Note 1)

COMMON STOCKS - Continued

	Information Technology - Continued
	*	DocuSign, Inc.	6,062	$1,381,409
	*	Enphase Energy, Inc.	9,193	1,255,488
	*	Fair Isaac Corp.	2,509	1,186,205
	*	Fortinet, Inc.	8,516	1,049,427
		Intuit, Inc.	3,789	1,333,804
		KLA Corp.	3,527	888,698
		Microsoft Corp.	5,458	1,168,394
		NVIDIA Corp.	2,140	1,147,168
	*	salesforce.com, Inc.	5,743	1,411,630
	*	ServiceNow, Inc.	2,775	1,483,376
	*	Shopify, Inc. - Class A	1,216	1,325,902
				16,921,950

		Total Common Stocks (Cost $40,884,257)		50,258,204

EXCHANGE-TRADED PRODUCT - 7.60%

	Large-Cap - 7.60%
		Invesco QQQ Trust Series 1	13,899	4,164,418

		Total Exchange-Traded Product (Cost $3,475,608)		4,164,418

SHORT-TERM INVESTMENT - 0.76%
	§	Fidelity Investments Money Market Government Portfolio -
		Class I, 0.01%	418,056	418,056

		Total Short-Term Investment (Cost $418,056)		418,056

Investments, at Value (Cost $44,777,921) - 100.02%				$54,840,678

Liabilities in Excess of Other Assets - (0.02)%				(10,234)

	Net Assets - 100.00%			$54,830,444

*	Non-income producing investment
§	Represents 7 day effective yield as of November 30, 2020.
The following acronym or abbreviation is used in this Schedule:
	PLC - Public Limited Company

				(Continued)

Adaptive Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2020

Summary of Investments
	% of Net
by Industry	Assets	Value
Common Stocks:
Business Services	7.55%	$4,136,822
Communication Services	16.97%	9,304,308
Consumer Discretionary	9.13%	5,007,593
Consumer Staples	2.99%	1,637,994
Financials	10.83%	5,940,875
Health Care	11.29%	6,188,220
Industrials	2.04%	1,120,442
Information Technology	30.86%	16,921,950
Exchange-Traded Product
Large-Cap	7.60%	4,164,418
Short-Term Investment	0.76%	418,056
Liabilities in Excess of Other Assets	-0.02%	(10,234)
Total Net Assets	100.00%	$54,830,444

See Notes to Financial Statements

Adaptive Fundamental Growth Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2020

Assets:
Investments, at value (cost $44,777,921)	$54,840,678
Receivables:
Fund shares sold	367,195
Dividends and interest	16,135
Prepaid expenses:
Registration and filing expenses	26,750
Professional fees	21,915
Fund accounting fees	3,094
Insurance fees	2,144

Total assets	55,277,911

Liabilities:
Payables:
Fund shares repurchased	422,900
Accrued expenses:
Advisory fees	13,137
Trustee fees and meeting expenses	4,852
Shareholder fulfillment fees	2,474
Distribution and service fees - Class C Shares and Class A Shares	2,168
Transfer agent fees	569
Security pricing fees	541
Custody fees	298
Compliance fees	186
Administration fees	173
Miscellaneous reporting expenses	169

Total liabilities	447,467

Total Net Assets	$54,830,444

Net Assets Consist of:
Paid in capital	$39,925,074
Distributable earnings	14,905,370

Total Net Assets	$54,830,444

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	3,116,729
Net Assets	$51,164,210
Net Asset Value, Offering Price and Redemption Price Per Share	$16.42

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	185,605
Net Assets	$2,858,221
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$15.40

Class A Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	82,385
Net Assets	$808,013
Net Asset Value and Redemption Price Per Share	$9.81
Maximum Offering Price Per Share ($9.81 ÷ 95.50%)(b)	$10.27

(a)	Contingent deferred sales charge for Class C Shares is imposed on shares redeemed within one year of the purchase date (note 1).
(b) The Fund charges a 4.50% maximum sales load on all initial purchases.

See Notes to Financial Statements

Adaptive Fundamental Growth Fund

Statement of Operations
(Unaudited)

For the fiscal period ended November 30, 2020

Investment Income:
Dividends (net of withholding taxes of $1,621)	$168,682

Total Investment Income	168,682

Expenses:
Advisory fees (note 2)	271,837
Professional fees	31,491
Administration fees (note 2)	30,420
Transfer agent fees (note 2)	25,335
Registration and filing expenses	22,932
Fund accounting fees (note 2)	22,367
Distribution and service fees - Class C Shares (note 4)	12,987
Shareholder fulfillment fees	11,529
Custody fees (note 2)	9,331
Trustee fees and meeting expenses (note 3)	4,392
Security pricing fees	3,653
Compliance fees (note 2)	2,636
Insurance fees	2,588
Interest expense	2,459
Distribution and service fees - Class A Shares (note 4)	1,185
Miscellaneous reporting expenses (note 2)	915

Total Expenses	456,057

Fees waived by Advisor (note 2)	(97,943)

Net Expenses	358,114

Net Investment Loss	(189,432)

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from investment transactions	14,274,338
Net change in unrealized depreciation on investments	(3,871,417)

Net Realized and Unrealized Gain on Investments	10,402,921

Net Increase in Net Assets Resulting from Operations	$10,213,489

See Notes to Financial Statements

Adaptive Fundamental Growth Fund

Statements of Changes in Net Assets
			November 30,		May 31,
For the fiscal year or period ended			2020	(a)	2020

Operations:
Net investment loss			$(189,432)		$(131,463)
Net realized gain (loss) from investment transactions			14,274,338		(2,320,087)
Net change in unrealized appreciation (depreciation) on investments			(3,871,417)		8,708,004

Net Increase in Net Assets Resulting from Operations			10,213,489		6,256,454

Distributions to Shareholders:
Institutional Class Shares			-		(29,438)
Class C Shares			-		(991)
Class A Shares			-		(573)

Decrease in Net Assets Resulting from Distributions			-		(31,002)

Beneficial Interest Transactions:
Shares sold			20,458,973		8,009,809
Reinvested dividends and distributions			-		29,515
Shares repurchased			(54,131,240)		(19,521,938)

Decrease from Beneficial Interest Transactions			(33,672,267)		(11,482,614)

Net Decrease in Net Assets			(23,458,778)		(5,257,162)

Net Assets:
Beginning of Period			78,289,222		83,546,384
End of Period			$54,830,444		$78,289,222

Share Information:	November 30, 2020 (a)		May 31, 2020
Institutional Class Shares	Shares	Amount	Shares		Amount
Shares sold	1,367,664	$19,822,610	553,937		$7,394,028
Reinvested dividends and distributions	-	-	1,980		28,056
Shares repurchased	(3,758,139)	(53,230,220)	(1,417,097)		(18,704,137)
Net Increase (Decrease) in Shares of
Beneficial Interest	(2,390,475)	$(33,407,610)	(861,180)		$(11,282,053)

Class C Shares	Shares	Amount	Shares		Amount
Shares sold	31,789	$467,604	18,224		$237,333
Reinvested dividends and distributions	-	-	69		932
Shares repurchased	(31,608)	(457,004)	(52,792)		(675,133)
Net Increase (Decrease) in Shares of
Beneficial Interest	181	$10,600	(34,499)		$(436,868)

Class A Shares	Shares	Amount	Shares		Amount
Shares sold	17,961	$168,759	48,457		$378,448
Reinvested dividends and distributions	-	-	62		527
Shares repurchased	(47,187)	(444,016)	(17,135)		(142,668)
Net Increase (Decrease) in Shares of
Beneficial Interest	(29,226)	$(275,257)	31,384		$236,307

(a) Unaudited.

See Notes to Financial Statements

Adaptive Fundamental Growth Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2020	(g)	2020		2019	2018	2017

Net Asset Value, Beginning of Period	$13.62		$12.61		$16.06	$13.69	$11.58

Income (Loss) from Investment Operations
Net investment income (loss) (c)	(0.05)		(0.02)		(0.01)	(0.06)	0.03
Net realized and unrealized gain (loss) on
investments	2.85		1.04		(2.43)	3.05	2.10

Total from Investment Operations	2.80		1.02		(2.44)	2.99	2.13

Less Distributions:
From net investment income	-		(0.01)		-	-	(0.02)
From net realized gains	-		-		(1.01)	(0.62)	-

Total Distributions	-		(0.01)		(1.01)	(0.62)	(0.02)

Net Asset Value, End of Period	$16.42		$13.62		$12.61	$16.06	$13.69

Total Return (a)	20.38%	(i)	8.05%		(13.63)%	22.23%	18.42%

Net Assets, End of Period (in thousands)	$51,163		$74,999		$80,299	$102,233	$63,142

Ratios of:
Interest Expense to Average Net Assets	0.00%	(f)(h)	0.01%		-	-	-
Gross Expenses to Average Net Assets (b)	1.60%	(e)(h)	1.47%	(e)	1.39%	1.39%	1.55%
Net Expenses to Average Net Assets (b)	1.25%	(e)(h)	1.25%	(e)	1.25%	1.25%	1.18%
Net Investment Income (Loss) to
Average Net Assets (b)(d)	(0.63)%	(h)	(0.13)%		(0.07)%	(0.39)%	0.29%

Portfolio turnover rate	123.58%	(i)	72.71%		122.27%	124.11%	135.58%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Calculated using the average shares method.
(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e) Includes interest expense.
(f) Less than 0.01%.
(g) Unaudited.
(h) Annualized.
(i) Not annualized.

See Notes to Financial Statements							(Continued)

Adaptive Fundamental Growth Fund

Financial Highlights
	Class C Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2020	(h)	2020		2019	2018	2017	(d)

Net Asset Value, Beginning of Period	$12.84		$12.01		$15.51	$13.38	$11.42

Income (Loss) from Investment Operations
Net investment loss (c)	(0.12)		(0.14)		(0.15)	(0.20)	(0.06)
Net realized and unrealized gain (loss) on
investments	2.68		0.98		(2.34)	2.95	2.04

Total from Investment Operations	2.56		0.84		(2.49)	2.75	1.98

Less Distributions:
From net investment income	-		(0.01)		-	-	(0.02)
From net realized gains	-		-		(1.01)	(0.62)	-

Total from Investment Operations	-		(0.01)		(1.01)	(0.62)	(0.02)

Net Asset Value, End of Period	$15.40		$12.84		$12.01	$15.51	$13.38

Total Return (a)	19.75%	(j)	6.95%		(14.47)%	20.92%	17.37%

Net Assets, End of Period (in thousands)	$2,859		$2,381		$2,641	$3,028	$2,423

Ratios of:
Interest Expense to Average Net Assets	0.00%	(g)	0.01%		-	-	-
Gross Expenses to Average Net Assets (b)	2.56%	(f)(i)	2.47%	(f)	2.39%	2.39%	2.49%
Net Expenses to Average Net Assets (b)	2.25%	(f)(i)	2.25%	(f)	2.25%	2.25%	2.13%
Net Investment Loss to Average
Net Assets (b)(e)	(1.69)%	(i)	(1.13)%		(1.07)%	(1.39)%	(0.51)%

Portfolio turnover rate	123.58%	(j)	72.71%		122.27%	124.11%	135.58%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Calculated using the average shares method.
(d)	As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.
(e)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Includes interest expense.
(g) Less than 0.01%.
(h) Unaudited.
(i) Annualized.
(j) Not annualized.
See Notes to Financial Statements							(Continued)

Adaptive Fundamental Growth Fund

Financial Highlights
	Class A Shares
For a share outstanding during	November 30,		May 31,
the fiscal years or periods ended	2020	(l)	2020		2019	2018	(j)

Net Asset Value, Beginning of Period	$8.15		$7.56		$10.25	$10.00

Income (Loss) from Investment Operations
Net investment loss (e)	(0.04)		(0.03)		(0.03)	(0.00)	(h)
Net realized and unrealized gain (loss) on
investments	1.70		0.63		(1.65)	0.25

Total from Investment Operations	1.66		0.60		(1.68)	0.25

Less Distributions:
From net investment income	-		(0.01)		-	-
From net realized gains	-		-		(1.01)	-

Total from Investment Operations	-		(0.01)		(1.01)	-

Net Asset Value, End of Period	$9.81		$8.15		$7.56	$10.25

Total Return (c)(g)	20.22%	(b)	7.87%		(13.95)%	2.50%	(b)

Net Assets, End of Period (in thousands)	$808		$909		$607	$478

Ratios of:
Interest Expense to Average Net Assets	0.00%	(m)	0.01%		-	-
Gross Expenses to Average Net Assets (d)	1.82%	(a)(k)	1.72%	(k)	1.64%	1.72%	(a)
Net Expenses to Average Net Assets (d)	1.50%	(a)(k)	1.50%	(k)	1.50%	1.47%	(a)
Net Investment Loss to Average
Net Assets (d)(f)	(0.93)%	(a)	(0.37)%		(0.30)%	(0.20)%	(a)

Portfolio turnover rate	123.58%	(b)	72.71%		122.27%	124.11%	(b)(i)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Calculated using the average shares method.
(f)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(g)	Does not include impact of sales charge, if any.
(h) Less than $0.01 per share.
(i)	Portfolio turnover rate is calculated based on the entire Fund, not the Class A Shares.
(j)	For the period from March 13, 2018 (Date of Initial Public Investment) through May 31, 2018.
(k) Includes interest expense.
(l) Unaudited.
(m) Less than 0.01%.
See Notes to Financial Statements

Adaptive Growth Opportunities Fund

Schedule of Investments
(Unaudited)

As of November 30, 2020
	Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 92.11%

Communication Services - 11.32%
Communication Services Select Sector SPDR ETF	61,853	$4,045,186
ETFMG Prime Mobile Payments ETF	115,855	7,108,863
		11,154,049
Consumer Discretionary - 10.20%
Amplify Online Retail ETF	56,773	5,998,067
Consumer Discretionary Select Sector SPDR ETF	25,795	4,056,522
		10,054,589
Financials - 6.30%
Financial Select Sector SPDR ETF	93,639	2,610,655
iShares U.S. Broker-Dealers & Securities Exchanges ETF	23,965	1,742,975
SPDR S&P Capital Markets ETF	14,411	994,536
SPDR S&P Regional Banking ETF	18,000	856,800
		6,204,966
Health Care - 13.23%
Invesco DWA Healthcare Momentum ETF	32,491	4,832,062
iShares U.S. Medical Devices ETF	12,430	3,893,200
SPDR S&P Biotech ETF	19,790	2,636,028
SPDR S&P Health Care Services ETF	18,763	1,682,339
		13,043,629
Industrials - 3.64%
Global X Lithium & Battery Tech ETF	68,764	3,590,856

Information Technology - 35.18%
First Trust Cloud Computing ETF	67,728	6,082,652
iShares Expanded Technology Software ETF	19,247	6,499,904
iShares PHLX Semiconductor ETF	14,559	5,267,592
O'Shares Global Internet Giants ETF	81,065	4,127,830
Technology Select Sector SPDR ETF	59,953	7,402,997
Vaneck Vectors Semiconductor ETF	25,353	5,288,889
		34,669,864
Large-Cap - 7.33%
SPDR S&P 500 ETF Trust	19,944	7,220,925

Materials - 4.91%
SPDR S&P Homebuilders ETF	84,579	4,840,456

Total Exchange-Traded Products (Cost $72,091,855)		90,779,334

SHORT-TERM INVESTMENT - 7.87%
§ Fidelity Investments Money Market Government Portfolio -
Class I, 0.01%	7,757,819	7,757,819

Total Short-Term Investment (Cost $7,757,819)		7,757,819

		(Continued)

Adaptive Growth Opportunities Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2020
			Value (Note 1)

Investments, at Value (Cost $79,849,674) - 99.98%			$98,537,153

Other Assets Less Liabilities - 0.02%			23,293

Net Assets - 100.00%			$98,560,446

§	Represents 7 day effective yield as of November 30, 2020.

Summary of Investments

by Industry	% of Net Assets	Value
Exchange-Traded Products:
Communication Services	11.32%	$11,154,049
Consumer Discretionary	10.20%	10,054,589
Financials	6.30%	6,204,966
Health Care	13.23%	13,043,629
Industrials	3.64%	3,590,856
Information Technology	35.18%	34,669,864
Large-Cap	7.33%	7,220,925
Materials	4.91%	4,840,456
Short-Term Investment	7.87%	7,757,819
Other Assets Less Liabilities	0.02%	23,293
Total Net Assets	100.00%	$98,560,446

See Notes to Financial Statements

Adaptive Growth Opportunities Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2020

Assets:
Investments, at value (cost $79,849,674)	98,537,153
Cash	2,805
Due from broker	5
Receivables:
Fund shares sold	506,375
Dividends and interest	62
Prepaid expenses:
Registration and filing expenses	38,285
Fund accounting fees	3,096
Insurance expenses	2,008
Compliance fees	676

Total assets	99,090,465

Liabilities:
Payables:
Fund shares repurchased	471,906
Accrued expenses:
Advisory fees	36,006
Professional fees	6,328
Trustee fees and meeting expenses	6,139
Custody fees	3,831
Shareholder fulfillment fees	2,977
Distribution and service fees - Class C Shares and Class A Shares	1,576
Transfer agent fees	598
Security pricing fees	330
Administration fees	157
Miscellaneous reporting expenses	171

Total liabilities	530,019

Net Assets	$98,560,446

Net Assets Consist of:
Paid in capital	$75,949,618
Distributable earnings	22,610,828

Total Net Assets	$98,560,446

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)
Net Assets	$94,409,270
Net Asset Value, Offering Price and Redemption Price Per Share	22.39

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)
Net Assets	$1,878,011
Net Asset Value, Offering Price and Redemption Price Per Share (a)	20.94

Class A Shares of beneficial interest outstanding, no par value (unlimited authorized shares)
Net Assets	$2,273,165
Net Asset Value and Redemption Price Per Share	12.00
Maximum Offering Price Per Share ($12.00 ÷ 95.50%)(b)	12.56

(a)	Contingent deferred sales charge for Class C Shares is imposed on shares redeemed within one year of the purchase date (note 1).
(b) The Fund charges a 4.50% maximum sales load on all initial purchases.

See Notes to Financial Statements

Adaptive Growth Opportunities Fund

Statement of Operations
(Unaudited)

For the fiscal period ended November 30, 2020

Investment Income:
Dividends	$169,971

Total Investment Income	169,971

Expenses:
Advisory fees (note 2)	379,852
Administration fees (note 2)	40,547
Registration and filing expenses	33,540
Transfer agent fees (note 2)	30,895
Fund accounting fees (note 2)	23,379
Professional fees	18,236
Shareholder fulfillment fees	14,457
Custody fees (note 2)	10,159
Distribution and service fees - Class C Shares (note 4)	7,559
Interest expense	6,594
Compliance fees (note 2)	4,026
Trustee fees and meeting expenses (note 3)	3,798
Insurance expenses	2,207
Security pricing fees	1,647
Distribution and service fees - Class A Shares (note 4)	1,357
Miscellaneous reporting expenses (note 2)	917

Total Expenses	579,170

Fees waived by Advisor (note 2)	(88,844)

Net Expenses	490,326

Net Investment Loss	(320,355)

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	2,803,110
Net change in unrealized appreciation on investments	15,611,405

Net Realized and Unrealized Gain on Investments	18,414,515

Net Increase in Net Assets Resulting from Operations	$18,094,160

See Notes to Financial Statements

Adaptive Growth Opportunities Fund

Statements of Changes in Net Assets
			November 30,		May 31,
For the fiscal year or period ended			2020	(a)	2020

Operations:
Net investment income (loss)			$(320,355)		$34,959
Net realized gain from investment transactions			2,803,110		4,345,385
Net change in unrealized appreciation on investments			15,611,405		4,445,475

Net Increase in Net Assets Resulting from Operations			18,094,160		8,825,819

Distributions to Shareholders:
Institutional Class Shares			-		(1,779,848)
Class C Shares			-		(32,066)
Class A Shares			-		(25,086)

Net Decrease in Net Assets Resulting from Distributions			-		(1,837,000)

Beneficial Interest Transactions:
Shares sold			37,535,856		27,636,231
Reinvested dividends and distributions			-		1,519,120
Shares repurchased			(19,161,650)		(28,445,149)

Net Increase from Beneficial Interest Transactions			18,374,206		710,202

Net Increase in Net Assets			36,468,366		7,699,021

Net Assets:
Beginning of Period			62,092,080		54,393,059
End of Period			$98,560,446		$62,092,080

Share Information:	November 30, 2020 (a)		May 31, 2020
Institutional Class Shares	Shares	Amount	Shares		Amount
Shares sold	1,744,583	$35,292,691	1,590,458		$26,603,783
Reinvested dividends and distributions	-	-	86,910		1,465,301
Shares repurchased	(896,363)	(18,214,808)	(1,718,069)		(28,009,831)
Net Increase (Decrease) in Shares of
Beneficial Interest	848,220	$17,077,883	(40,701)		$59,253

Class C Shares	Shares	Amount	Shares		Amount
Shares sold	27,282	$527,205	15,911		$251,125
Reinvested dividends and distributions	-	-	2,014		32,066
Shares repurchased	(11,573)	(226,883)	(12,433)		(193,295)
Net Increase in Shares of
Beneficial Interest	15,709	$300,322	5,492		$89,896

Class A Shares	Shares	Amount	Shares		Amount
Shares sold	152,339	$1,715,961	85,727		$781,323
Reinvested dividends and distributions	-	-	2,404		21,753
Shares repurchased	(66,431)	(719,960)	(27,495)		(242,023)
Net Increase in Shares of
Beneficial Interest	85,908	$996,001	60,636		$561,053

(a) Unaudited.

See Notes to Financial Statements

Adaptive Growth Opportunities Fund

Financial Highlights
		Institutional Class Shares
For a share outstanding during each		November 30,		May 31,
of the fiscal years or period ended		2020	(f)	2020		2019	2018	2017

Net Asset Value, Beginning of Period		$17.78		$15.55		$17.45	$14.56	$11.81

Income (Loss) from Investment Operations:
	Net investment income (loss) (d)	(0.08)		0.01		0.01	(0.08)	0.05
	Net realized and unrealized gain (loss)
	on investments	4.69		2.69		(0.93)	2.99	2.73

Total from Investment Operations		4.61		2.70		(0.92)	2.91	2.78

Less Distributions From:
	Net investment income	-		-		(0.82)	(0.02)	(0.03)
	Net realized gains	-		(0.47)		(0.16)	-	-

Total Distributions		-		(0.47)		(0.98)	(0.02)	(0.03)

Net Asset Value, End of Period		$22.39		$17.78		$15.55	$17.45	$14.56

Total Return (a)		25.79%	(h)	17.50%		(4.37)%	19.98%	23.53%

Net Assets, End of Period (in thousands)		$94,410		$59,869		$53,013	$37,778	$22,149

Ratios of:
Interest Expense to Average Net Assets		0.01%		0.01%		-	-	-
Gross Expenses to Average Net Assets (b)		1.51%	(e)(g)	1.58%	(e)	1.57%	1.81%	2.56%
Net Expenses to Average Net Assets (b)		1.26%	(e)(g)	1.26%	(e)	1.27%	1.35%	1.24%
Net Investment Income (Loss) to
	Average Net Assets (b)(c)	(0.82)%	(g)	0.07%		0.08%	(0.52)%	0.39%

Portfolio turnover rate		51.80%	(h)	319.85%		268.30%	491.30%	439.72%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e)	Includes interest expense.
(f)	Unaudited.
(g)	Annualized.
(h)	Not annualized.

See Notes to Financial Statements

Adaptive Growth Opportunities Fund

Financial Highlights
		Class C Shares
For a share outstanding during each		November 30,		May 31,
of the fiscal years or period ended		2020	(g)	2020		2019	2018	2017	(e)

Net Asset Value, Beginning of Period		$16.71		$14.79		$16.81	$14.22	$11.61

Income (Loss) from Investment Operations:
	Net investment loss (d)	(0.17)		(0.14)		(0.15)	(0.28)	(0.01)
	Net realized and unrealized gain (loss)
	on investments	4.40		2.53		(0.89)	2.89	2.65

Total from Investment Operations		4.23		2.39		(1.04)	2.61	2.64

Less Distributions From:
	Net investment income	-		-		(0.82)	(0.02)	(0.03)
	Net realized gains	-		(0.47)		(0.16)	-	-

Total Distributions		-		(0.47)		(0.98)	(0.02)	(0.03)

Net Asset Value, End of Period		$20.94		$16.71		$14.79	$16.81	$14.22

Total Return (a)		25.16%	(i)	16.29%		(5.28)%	18.35%	22.73%

Net Assets, End of Period (in thousands)		$1,878		$1,236		$1,013	$1,079	$871

Ratios of:
Interest Expense to Average Net Assets		0.01%		0.01%		-	-	-
Gross Expenses to Average Net Assets (b)		2.51%	(f)(h)	2.58%	(f)	2.57%	2.81%	2.91%
Net Expenses to Average Net Assets (b)		2.26%	(f)(h)	2.25%	(f)	2.27%	2.35%	2.14%
Net Investment Loss to Average
	Net Assets (b)(c)	(1.81)%	(h)	(0.91)%		(0.94)%	(1.80)%	(0.09)%

Portfolio turnover rate		51.80%	(i)	319.85%		268.30%	491.30%	439.72%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e)	As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.
(f)	Includes interest expense.
(g)	Unaudited.
(h)	Annualized.
(i)	Not annualized.

See Notes to Financial Statements

Adaptive Growth Opportunities Fund

Financial Highlights
	Class A Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or periods ended	2020	(k)	2020		2019	2018	(h)

Net Asset Value, Beginning of Period	$9.53		$8.56		$10.15	$10.00

Income (Loss) from Investment Operations:
Net investment loss (e)	(0.06)		(0.03)		(0.03)	(0.02)
Net realized and unrealized gain (loss)
on investments	2.53		1.47		(0.58)	0.17

Total from Investment Operations	2.47		1.44		(0.61)	0.15

Less Distributions From:
Net investment income	-		-		(0.82)	-
Net realized gains	-		(0.47)		(0.16)	-

Total Distributions	-		(0.47)		(0.98)	-

Net Asset Value, End of Period	$12.00		$9.53		$8.56	$10.15

Total Return (f)(j)	25.65%	(b)	17.06%		(4.45)%	1.50%	(b)

Net Assets, End of Period (in thousands)	$2,272		$987		$367	$10

Ratios of:
Interest Expense to Average Net Assets	0.01%		0.01%		-	-
Gross Expenses to Average Net Assets (c)	1.74%	(a)(i)	1.83%	(i)	1.82%	2.00%	(a)
Net Expenses to Average Net Assets (c)	1.51%	(a)(i)	1.51%	(i)	1.52%	1.60%	(a)
Net Investment Loss to Average
Net Assets (c)(d)	(1.10)%	(a)	(0.39)%		(0.28)%	(1.59)%	(a)

Portfolio turnover rate	51.80%	(b)	319.85%		268.30%	491.30%	(b)(g)

(a) Annualized.
(b) Not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e)	Calculated using the average shares method.
(f)	Does not include impact of sales charge, if any.
(g)	Portfolio turnover rate is calculated based on the entire Fund, not the Class A Shares.
(h)	For a share outstanding during the period from April 16, 2018 (Date of Initial Public Investment) through May 31, 2018.
(i) Includes interest expense.
(j)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(k) Unaudited.
See Notes to Financial Statements

Adaptive Hedged High Income Fund

Schedule of Investments
(Unaudited)

As of November 30, 2020
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 97.62%

Debt Funds - 97.62%
Goldman Sachs Access High Yield Corporate Bond ETF		124,114	$6,177,327
SPDR Bloomberg Barclays High Yield Bond ETF		3,652	392,700
Van Eck Vectors Fallen Angel High Yield Bond ETF		59,089	1,860,122

Total Exchange-Traded Products (Cost $7,902,634)			8,430,149

SHORT-TERM INVESTMENT - 2.24%
§	Fidelity Investments Money Market Government Portfolio -
Class I, 0.01%		193,435	193,435

Total Short-Term Investment (Cost $193,435)			193,435

Investments, at Value (Cost $8,096,069) - 99.86%			$8,623,584

Other Assets Less Liabilities - 0.14%			11,658

Net Assets - 100.00%			$8,635,242

§	Represents 7 day effective yield as of November 30, 2020.

Summary of Investments

by Industry	% of Net Assets	Value
Exchange-Traded Products:
Debt Funds	97.62%	$8,430,149
Short-Term Investment	2.24%	193,435
Other Assets Less Liabilities	0.14%	11,658
Total Net Assets	100.00%	$8,635,242

See Notes to Financial Statements

Adaptive Hedged High Income Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2020

Assets:
Investments, at value (cost $8,096,069)	$8,623,584
Receivables:
Dividends	2
Fund shares purchased	217,641
Due from Advisor	10,212
Prepaid expenses:
Registration and filing expenses	20,294
Fund accounting fees	2,409
Insurance expenses	1,970
Custody fees	497
Compliance fees	110

Total assets	8,876,719

Liabilities:
Payables:
Fund share repurchased	217,611
Accrued expenses:
Professional fees	7,994
Shareholder fulfillment fees	6,555
Trustee fees and meeting expenses	6,012
Other operating expenses	1,512
Administration fees	474
Distribution and service fees - Class C Shares	418
Security pricing fees	399
Miscellaneous reporting expenses	272
Transfer agent fees	230

Total liabilities	241,477

Net Assets	$8,635,242

Net Assets Consist of:
Paid in capital	$10,752,820
Accumulated deficit	(2,117,578)

Total Net Assets	$8,635,242

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	800,770
Net Assets	$8,088,504
Net Asset Value, Offering Price and Redemption Price Per Share	$10.10

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	54,649
Net Assets	$546,738
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$10.00

(a)	Contingent deferred sales charge for Class C Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Adaptive Hedged High Income Fund

Statement of Operations
(Unaudited)

For the fiscal period ended November 30, 2020

Investment Income:
Dividends	$168,913

Total Investment Income	168,913

Expenses:
Advisory fees (note 2)	61,195
Registration and filing expenses	27,097
Professional fees	19,799
Fund accounting fees (note 2)	17,265
Administration fees (note 2)	14,567
Transfer agent fees (note 2)	13,683
Shareholder fulfillment fees	8,056
Custody fees (note 2)	3,753
Trustee fees and meeting expenses (note 3)	3,655
Distribution and service fees - Class C Shares (note 4)	2,618
Insurance fees	2,386
Compliance fees (note 2)	1,935
Other operating expenses	1,512
Security pricing fees	1,281
Miscellaneous reporting expenses (note 2)	915

Total Expenses	179,717

Fees waived by Advisor (note 2)	(61,195)
Expenses reimbursed by Advisor (note 2)	(39,411)

Net Expenses	79,111

Net Investment Income	89,802

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	223,506
Net change in unrealized appreciation on investments	426,459

Realized and Unrealized Gain on Investments	649,965

Net Increase in Net Assets Resulting from Operations	$739,767

See Notes to Financial Statements

Adaptive Hedged High Income Fund

Statements of Changes in Net Assets
			November 30,		May 31,
For the fiscal year or period ended			2020	(a)	2020

Operations:
Net investment income			$89,802		$730,093
Net realized gain from investment transactions			223,506		18,533
Net change in unrealized appreciation on investments			426,459		124,012

Net Increase in Net Assets Resulting from Operations			739,767		872,638

Distributions to Shareholders:
Institutional Class Shares			(191,077)		(709,393)
Class C Shares			(6,349)		(13,541)

Net Decrease in Net Assets Resulting from Distributions			(197,426)		(722,934)

Beneficial Interest Transactions:
Shares sold			4,305,401		2,757,489
Reinvested dividends and distributions			110,218		273,521
Shares repurchased			(14,277,078)		(10,336,982)

Net Decrease from Beneficial Interest Transactions			(9,861,459)		(7,305,972)

Net Decrease in Net Assets			(9,319,118)		(7,156,268)

Net Assets:
Beginning of Period			17,954,360		25,110,628
End of Period			$8,635,242		$17,954,360

Share Information:	November 30, 2020 (a)		May 31, 2020
Institutional Class Shares	Shares	Amount	Shares		Amount
Shares sold	431,840	$4,269,984	282,421		$2,757,489
Reinvested dividends and distributions	10,513	103,869	26,593		259,980
Shares repurchased	(1,443,613)	(14,257,499)	(1,036,620)		(10,149,243)
Net Decrease in Shares of
Beneficial Interest	(1,001,260)	$(9,883,646)	(727,606)		$(7,131,774)

Class C Shares	Shares	Amount	Shares		Amount
Shares sold	3,653	$35,417	-		$-
Reinvested dividends and distributions	648	6,349	1,398		13,541
Shares repurchased	(1,982)	(19,579)	(19,128)		(187,739)
Net Increase (Decrease) in
Shares of Beneficial Interest	2,319	$22,187	(17,730)		$(174,198)

(a) Unaudited.

See Notes to Financial Statements

Adaptive Hedged High Income Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2020	(e)	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$9.68		$9.66	$9.82	$10.20	$9.25

Income from Investment Operations
Net investment income (d)	0.34		0.34	0.39	0.42	0.27
Net realized and unrealized gain (loss)
on investments	0.25		0.02	(0.10)	(0.37)	0.88

Total from Investment Operations	0.59		0.36	0.29	0.05	1.15

Less Distributions From:
Net investment income	(0.17)		(0.34)	(0.45)	(0.43)	(0.20)
Net realized gains	-		-	-	-	-

Total Distributions	(0.17)		(0.34)	(0.45)	(0.43)	(0.20)

Net Asset Value, End of Period	$10.10		$9.68	$9.66	$9.82	$10.20

Total Return (a)	6.06%	(g)	3.75%	3.02%	0.52%	12.45%

Net Assets, End of Period (in thousands)	$8,089		$17,452	$24,440	$33,016	$4,789

Ratios of:
Gross Expenses to Average Net Assets (b)	2.91%	(f)	2.07%	1.65%	2.88%	4.06%
Net Expenses to Average Net Assets (b)	1.25%	(f)	1.25%	1.25%	1.25%	1.40%
Net Investment Income to Average Net Assets (b)(c)	3.34%	(f)	3.43%	3.99%	4.18%	2.77%

Portfolio turnover rate	76.17%	(g)	136.88%	81.99%	13.23%	184.78%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e) Unaudited.
(f) Annualized.
(g) Not annualized.

See Notes to Financial Statements

Adaptive Hedged High Income Fund

Financial Highlights
	Class C Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2020	(e)	2020	2019	2018	2017	(f)

Net Asset Value, Beginning of Period	$9.60		$9.57	$9.71	$10.09	$9.22

Income (Loss) from Investment Operations
Net investment income (d)	0.22		0.24	0.29	0.35	0.19
Net realized and unrealized gain (loss)
on investments	0.30		0.02	(0.10)	(0.40)	0.86

Total from Investment Operations	0.52		0.26	0.19	(0.05)	1.05

Less Distributions From:
Net investment income	(0.12)		(0.23)	(0.33)	(0.33)	(0.18)
Net realized gains	-		-	-	-	-

Total Distributions	(0.12)		(0.23)	(0.33)	(0.33)	(0.18)

Net Asset Value, End of Period	$10.00		$9.60	$9.57	$9.71	$10.09

Total Return (a)	5.44%	(h)	2.71%	1.99%	(0.50)%	11.38%

Net Assets, End of Period (in thousands)	$547		$502	$670	$1,263	$1,515

Ratios of:
Gross Expenses to Average Net Assets (b)	3.81%	(g)	3.07%	2.65%	4.54%	5.48%
Net Expenses to Average Net Assets (b)	2.25%	(g)	2.25%	2.25%	2.25%	2.37%
Net Investment Income to Average Net Assets (b)(c)	2.09%	(g)	2.44%	3.01%	3.52%	1.93%

Portfolio turnover rate	76.17%	(h)	136.88%	81.99%	13.23%	184.78%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e) Unaudited.
(f)	As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.
(g) Annualized.
(h) Not annualized.

See Notes to Financial Statements

Adaptive Hedged Income Fund

Schedule of Investments
(Unaudited)

As of November 30, 2020
	Shares			Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 41.72%
Commodity Fund - 2.49%
Credit Suisse X-Links Gold Shares Covered Call ETN	125,000			$1,148,750

Debt Fund - 32.08%
iShares 3-7 Year Treasury Bond ETF	25,000			3,325,250
iShares Broad USD High Yield Corporate Bond ETF	110,000			4,478,100
iShares MBS ETF	45,409			5,001,801
SPDR Bloomberg Barclays High Yield Bond ETF	18,500			1,989,305
				14,794,456
Equity Fund - 7.15%
Global SuperDividend US ETF	45,300			749,715
Global X Nasdaq 100 Covered Call ETF	112,918			2,545,172
				3,294,887

Total Exchange-Traded Products (Cost $19,271,149)				19,238,093
PREFERRED STOCK - 1.08%	Shares	Interest	Maturity
Real Estate - 1.08%		Rate	Date
Preferred Apartment Communities, Inc.	500	5.750%	11/20/2029	500,000

Total Preferred Stock (Cost $500,000)				500,000
		Interest	Maturity
ASSET BACKED SECURITIES - 5.22%	Principal	Rate	Date
Commercial MBS - 2.17%
JP Morgan Chase Commercial Mortgage
Securities Trust 2010-C2	$ 1,000,000	5.075%	11/15/2043	998,600

Home Equity ABS - 0.63%
Accredited Mortgage Loan Trust 2002-2	322,915	1.150%	1/25/2033	290,396

WL Collateral CMO - 2.42%
Merrill Lynch Mortgage Investors Trust
Series MLCC 2004-F (a)	958,938	1.941%	12/25/2029	851,554
MortgageIT Mortgage Loan Trust 2006-1
(1M LIBOR + 0.23%)(b)	281,010	0.610%	4/25/2036	266,801
				1,118,355

Total Asset-Backed Securities (Cost $2,547,375)				2,407,351
		Interest	Maturity
COLLATERALIZED MORTGAGE OBLIGATIONS - 32.83%	Principal	Rate	Date
Home Equity ABS - 4.67%
ABFC 2005-WF1 Trust (1M LIBOR + 2.55%)(b)	$ 1,352,029	2.700%	2/25/2034	1,428,638
ACE Securities Corp Home Equity Loan Trust
Series 2004-RM1 (1M LIBOR + 5.25%)(b)	342,628	5.400%	7/25/2034	344,847
Contimortgage Home Equity Loan Trust 1996-3
(1M LIBOR + 0.64%)(b)	196,627	0.781%	9/15/2027	171,317
Morgan Stanley ABS Capital I Inc Trust 2007-NC1
(1M LIBOR +0.13%)(b)	61,329	0.280%	11/25/2036	31,158
RASC Series 2006-EMX9 Trust (1M LIBOR + 0.13%)(b)	204,662	0.410%	11/25/2036	178,871
				2,154,831
				(Continued)

Adaptive Hedged Income Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2020
				Value (Note 1)

COLLATERALIZED MORTGAGE OBLIGATIONS -		Interest	Maturity
Continued	Principal	Rate	Date
Other ABS - 4.95%
Chase Funding Trust Series 2003-3
(1M LIBOR + 1.845%)(b)	$ 350,304	1.995%	11/25/2032	$351,279
Countrywide Asset-Backed Certificates
(1M LIBOR + 2.625%)(b)	452,008	2.775%	10/25/2033	476,527
Countrywide Asset-Backed Certificates
(1M LIBOR + 1.875%)(b)	442,790	2.025%	10/25/2034	410,725
FFMLT Trust 2004-FF3 (1M LIBOR + 2.40%)(b)	192,057	2.550%	11/25/2034	187,294
First Franklin Mortgage Loan Trust 2003-FF3
(1M LIBOR + 1.125%)(b)	194,148	1.275%	7/25/2033	152,022
Merrill Lynch Mortgage Investors Trust Series
2004-WMC2 (1M LIBOR + 2.025%)(b)	692,218	2.175%	12/25/2034	705,402
				2,283,249
WL Collateral CMO - 23.21%
Adjustable Rate Mortgage Trust 2005-9 (a)	322,067	3.147%	11/25/2035	303,297
Adjustable Rate Mortgage Trust 2005-11 (a)	404,495	3.178%	2/25/2036	310,555
Alternative Loan Trust 2004-15 (a)	579,162	2.737%	9/25/2034	546,836
Alternative Loan Trust 2005-10CB	536,774	5.000%	12/25/2020	536,774
Alternative Loan Trust 2005-27 (a)	82,235	1.713%	8/25/2035	63,971
Alternative Loan Trust 2005-J11	171,822	5.000%	12/25/2020	171,822
Alternative Loan Trust 2006-28CB	688,606	6.500%	10/25/2036	268,769
Alternative Loan Trust 2006-28CB	135,704	6.500%	10/25/2036	53,250
Alternative Loan Trust 2007-9T1	302,370	6.000%	5/25/2037	182,957
American Home Mortgage Investment
Trust 2004-1 (c)	238,696	2.254%	4/25/2044	228,374
American Home Mortgage Investment Trust
2005-2 (1M LIBOR + 0.70%)(b)	178,380	0.850%	9/25/2045	142,958
Banc of America Funding 2004-B Trust (a)	58,290	2.239%	12/20/2034	44,996
Banc of America Mortgage 2005-C Trust (a)	259,456	3.805%	4/25/2035	246,846
Banc of America Mortgage 2005-G Trust (a)	840,810	3.043%	8/25/2035	780,375
Banc of America Funding 2006-B Trust (a)	23,154	3.996%	3/20/2036	23,153
Bear Stearns ALT-A Trust 2005-7 (a)	348,419	3.352%	9/25/2035	286,530
Bear Stearns ARM Trust 2004-8 (a)	122,667	2.158%	11/25/2034	122,669
Chase Mortgage Finance Trust Series 2007-S5	179,259	6.000%	7/25/2037	121,779
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2005-2	215,812	0.380%	5/25/2036	190,584
CHL Mortgage Pass-Through Trust 2004-20 (a)	223,329	2.750%	9/25/2034	163,859
CHL Mortgage Pass-Through Trust 2005-HYB8 (a)	333,963	3.271%	12/20/2035	329,140
CHL Mortgage Pass-Through Trust 2006-3
(1M LIBOR + 0.48%)(b)	46,784	0.630%	3/25/2036	42,192
CHL Mortgage Pass-Through Trust 2006-J2	57,099	6.000%	4/25/2036	46,424
Citigroup Global Markets Mortgage Securities VII, Inc.	101,990	7.000%	6/25/2026	60,550
Citigroup Mortgage Loan Trust 2006-AR5 (a)	135,857	3.072%	7/25/2036	116,979
				(Continued)

Adaptive Hedged Income Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2020
				Value (Note 1)

COLLATERALIZED MORTGAGE OBLIGATIONS -		Interest	Maturity
Continued	Principal	Rate	Date
WL Collateral CMO - Continued
Credit Suisse First Boston Mortgage Securities Corp.	$ 70,832	6.000%	9/25/2033	$77,406
Credit Suisse First Boston Mortgage Securities Corp.	477,829	5.250%	1/25/2036	464,602
Deutsche Alt-A Securities Inc Mortgage Loan
Trust Series 2006-AR1 (a)	275,482	3.413%	2/25/2036	234,620
First Horizon Alternative Mortgage Securities Trust
2007-FA2	159,639	5.750%	4/25/2022	116,823
GSR Mortgage Loan Trust 2004-15F	21,130	4.750%	12/25/2020	21,107
GSR Mortgage Loan Trust 2004-8F	41,523	6.061%	9/25/2034	34,480
HarborView Mortgage Loan Trust 2006-2	16,289	3.148%	2/25/2036	8,398
IndyMac INDA Mortgage Loan Trust 2006-AR2	34,066	3.194%	9/25/2036	33,124
IndyMac INDX Mortgage Loan Trust 2005-AR23	980,969	2.629%	11/25/2035	844,282
JP Morgan Mortgage Trust 2004-A1	5,282	3.024%	2/25/2034	5,053
JP Morgan Mortgage Trust 2005-A6	155,990	4.637%	8/25/2035	149,781
JP Morgan Mortgage Trust 2006-A6	301,123	2.740%	10/25/2036	247,976
Lehman Mortgage Trust 2007-9	20,749	6.000%	10/25/2037	22,006
MASTR Adjustable Rate Mortgages Trust 2003-3	47,875	3.008%	9/25/2033	46,344
MASTR Adjustable Rate Mortgages Trust 2004-10	8,567	3.118%	10/25/2034	8,558
MASTR Asset Securitization Trust 2004-9	132,733	5.250%	7/25/2034	141,296
Merrill Lynch Mortgage Investors Trust MLMI Series
2003-A4	12,509	3.868%	5/25/2033	12,189
Merrill Lynch Mortgage Investors Trust Series
MLCC 2004-B	100,295	2.550%	5/25/2029	76,284
Merrill Lynch Mortgage Investors Trust Series
MLMI 2004-A1	26,840	3.250%	2/25/2034	28,422
Morgan Stanley Mortgage Loan Trust 2006-6AR
(1M LIBOR + 2.475%)(b)	515,382	3.391%	5/25/2036	467,312
MortgageIT Trust 2005-2 (1M LIBOR + 1.65%)(c)	184,375	4.750%	5/25/2035	184,375
MortgageIT Trust 2005-3 (1M LIBOR + 1.575%)(b)	138,199	1.725%	8/25/2035	129,703
MortgageIT Trust 2005-3 (1M LIBOR + 2.55%)(b)	158,619	2.700%	8/25/2035	166,152
Opteum Mortgage Acceptance Corp. Asset-Backed
Pass-Through Certificates 2005-2
(1M LIBOR + 1.95%)(b)	845,790	2.100%	4/25/2035	745,499
PHH Mortgage Trust Series 2008-CIM2
(1M LIBOR + 2.25%)(c)	153,876	2.399%	7/25/2038	153,876
RALI Series 2005-QS17 Trust	78,945	6.000%	12/25/2035	72,152
RBSGC Mortgage Loan Trust 2007-B (a)	5,068	4.495%	11/25/2021	4,179
Structured Asset Mortgage Investments II Trust
2006-AR5	129,481	0.570%	5/25/2036	111,071
WaMu Mortgage Backed Pass Through
Certificates Series 2001-AR5 (a)	167,804	3.185%	12/19/2039	167,149

				(Continued)

Adaptive Hedged Income Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2020
				Value (Note 1)

COLLATERALIZED MORTGAGE OBLIGATIONS -		Interest	Maturity
Continued	Principal	Rate	Date
WL Collateral CMO - Continued
WaMu Mortgage Pass-Through
Certificates Series 2002-AR14 Trust (a)	$ 153,122	2.540%	11/25/2032	$153,122
WaMu Mortgage Pass-Through Certificates Series
2002-AR6 Trust (FCN 12M A1 YYM + 1.40%)(b)	385,222	3.158%	8/25/2046	362,652
WaMu Mortgage Pass-Through Certificates Series
Series 2006-AR10 Trust (a)	27,697	3.158%	8/25/2046	24,617
				10,700,249

Total Collateralized Mortgage Obligations (Cost $15,689,600)				15,138,329

SHORT-TERM INVESTMENT - 19.93%
Fidelity Investments Money Market Government Portfolio -			Shares
Institutional Class, 0.01% §			9,188,609	9,188,609
Total Short-Term Investment (Cost $9,188,609)				9,188,609

Investments, at Value (Cost $47,196,733) - 100.78%				$46,472,382

Liabilities in Excess of Other Assets - (0.78)%				(359,488)

Net Assets - 100.00%				$46,112,894
§	Represents 7 day effective yield as of November 30, 2020.
(a)	Variable interest rate - The interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of November 30, 2020.
(b) Floating interest rate
(c) Fixed to floating interest rate	*	Non income-producing investment
(d) Weighted average
(e) Fixed to weighted average

Summary of Investments

by Industry		% of Net Assets	Value
Exchange-Traded Products:
Commodity Fund		2.49%	$ 1,148,750
Debt Fund		32.08%	14,794,456
Equity Fund		7.15%	3,294,887
Preferred Stock:
Real Estate		1.08%	500,000
Asset-Backed Securities:
Commercial MBS		2.17%	998,600
Home Equity ABS		0.63%	290,396
WL Collateral CMO		2.43%	1,118,355
	Collateralized Mortgage Obligations:
Home Equity ABS		4.67%	2,154,831
Other ABS		4.95%	2,283,249
WL Collateral CMO		23.20%	10,700,249
Short-Term Investment		19.93%	9,188,609
	Liabilities in Excess of Other Assets	-0.78%	(359,488)
Total Net Assets		100.00%	$ 46,112,894
See Notes to Financial Statements

Adaptive Hedged Income Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2020

Assets:
Investments, at value (cost $47,196,733)	$46,472,382
Receivables:
Investments sold	42,268
Fund shares sold	509,285
Dividends	25,216
Interest	43,589
Prepaid expenses:
Registration and filing expenses	36,562
Fund accounting fees	2,665
Insurance fees	2,139
Shareholder fulfillment fees	515

Total assets	47,134,621

Liabilities:
Due to custodian	172,220
Payables:
Fund shares repurchased	824,237
Accrued expenses:
Advisory fees	11,256
Trustee fees and meeting expenses	5,587
Distribution and service fees - Class C Shares	3,271
Custody fees	2,304
Security pricing fees	1,653
Professional fees	600
Compliance fees	276
Miscellaneous reporting expenses	170
Transfer agent fees	86
Administration fees	67

Total liabilities	1,021,727

Total Net Assets	$46,112,894

Net Assets Consist of:
Paid in capital	$48,250,313
Accumulated deficit	(2,137,419)

Total Net Assets	$46,112,894

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	4,233,982
Net Assets	$41,782,062
Net Asset Value, Offering Price and Redemption Price Per Share	$9.87

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	455,673
Net Assets	$4,330,832
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.50

(a)	Contingent deferred sales charge for Class C Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Adaptive Hedged Income Fund

Statement of Operations
(Unaudited)

For the fiscal period ended November 30, 2020

Investment Income:
Dividends	$63,434
Interest	799,822

Total Investment Income	863,256

Expenses:
Advisory fees (note 2)	235,668
Registration and filing expenses	37,489
Administration fees (note 2)	26,129
Professional fees	24,285
Distribution and service fees - Class C Shares (note 4)	21,187
Fund accounting fees (note 2)	19,010
Transfer agent fees (note 2)	14,006
Security pricing fees	12,030
Custody fees (note 2)	10,386
Shareholder fulfillment fees	10,108
Compliance fees (note 2)	4,000
Trustee fees and meeting expenses (note 3)	3,644
Insurance fees	2,145
Miscellaneous reporting expenses (note 2)	915

Total Expenses	421,002

Fees waived by Advisor (note 2)	(105,230)

Net Expenses	315,772

Net Investment Income	547,484

Realized and Unrealized Gain (Loss) on Investments:

Net realized loss from investment transactions	(1,313,265)

Net change in unrealized appreciation on investments	1,808,681

Net Realized and Unrealized Gain on Investments	495,416

Net Increase in Net Assets Resulting from Operations	$1,042,900

See Notes to Financial Statements

Adaptive Hedged Income Fund

Statements of Changes in Net Assets
			November 30,	May 31,
For the fiscal year or period ended			2020 (a)	2020

Operations:
Net investment income			$547,484	$1,288,811
Net realized gain (loss) from investment transactions			(1,313,265)	98,087
Net change in unrealized appreciation (depreciation) on investments			1,808,681	(2,690,319)

Net Increase (Decrease) in Net Assets Resulting from Operations			1,042,900	(1,303,421)

Distributions to Shareholders:
Institutional Class Shares			(510,863)	(1,295,673)
Class C Shares			(28,334)	(99,082)

Net Decrease in Net Assets Resulting from Distributions			(539,197)	(1,394,755)

Beneficial Interest Transactions:
Shares sold			9,239,655	44,009,006
Reinvested dividends and distributions			374,336	1,001,462
Shares repurchased			(10,505,628)	(14,580,727)
Increase (Decrease) from Beneficial Interest Transactions			(891,637)	30,429,741

Net Increase (Decrease) in Net Assets			(387,934)	27,731,565

Net Assets:
Beginning of Period			46,500,828	18,769,263
End of Period			$46,112,894	$46,500,828

Share Information:	November 30, 2020 (a)		May 31, 2020
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	901,906	$8,909,029	4,240,660	$43,282,368
Reinvested dividends and distributions	35,135	346,641	89,737	903,862
Shares repurchased	(1,028,548)	(10,298,634)	(1,440,502)	(14,115,308)
Net Increase (Decrease) in Shares of
Beneficial Interest	(91,507)	$(1,042,964)	2,889,895	$30,070,922

Class C Shares	Shares	Amount	Shares	Amount
Shares sold	34,763	$330,626	73,427	$726,638
Reinvested dividends and distributions	2,915	27,695	10,037	97,600
Shares repurchased	(21,840)	(206,994)	(47,637)	(465,419)
Net Increase in Shares of
Beneficial Interest	15,838	$151,327	35,827	$358,819

(a) Unaudited

See Notes to Financial Statements

Adaptive Hedged Income Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2020	(e)	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$9.79		$10.29	$10.12	$10.42	$9.98

Income (Loss) from Investment Operations
Net investment income (c)	0.23		0.31	0.43	0.38	0.38
Net realized and unrealized gain (loss) on
investments	(0.03)		(0.47)	0.17	(0.18)	0.46

Total from Investment Operations	0.20		(0.16)	0.60	0.20	0.84

Less Distributions:
From net investment income	(0.12)		(0.34)	(0.43)	(0.33)	(0.40)
From return of capital	-		-	-	(0.17)	-

Total Distributions	(0.12)		(0.34)	(0.43)	(0.50)	(0.40)

Net Asset Value, End of Period	$9.87		$9.79	$10.29	$10.12	$10.42

Total Return (a)	2.03%	(g)	(1.62)%	6.07%	1.93%	8.54%

Net Assets, End of Period (in thousands)	$41,782		$42,354	$14,767	$4,822	$4,498

Ratios of:
Gross Expenses to Average Net Assets (b)	1.70%	(f)	1.83%	2.88%	4.03%	3.90%
Net Expenses to Average Net Assets (b)	1.25%	(f)	1.25%	1.25%	1.25%	1.29%
Net Investment Income to Average
Net Assets (b)(d)	2.40%	(f)	3.04%	4.19%	3.75%	3.68%

Portfolio turnover rate	50.57%	(g)	9.52%	27.78%	99.44%	110.84%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Calculated using the average shares method.
(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e) Unaudited.
(f) Annualized.
(g) Not annualized.

See Notes to Financial Statements

Adaptive Hedged Income Fund

Financial Highlights
	Class C Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2020	(f)	2020	2019	2018	2017	(e)

Net Asset Value, Beginning of Period	$9.43		$9.91	$9.75	$10.07	$9.67

Income (Loss) from Investment Operations
Net investment income (c)	0.12		0.20	0.31	0.25	0.29
Net realized and unrealized gain (loss) on
investments	0.01		(0.45)	0.17	(0.16)	0.42

Total from Investment Operations	0.13		(0.25)	0.48	0.09	0.71

Less Distributions:
From net investment income	(0.06)		(0.23)	(0.32)	(0.24)	(0.31)
From return of capital	-		-	-	(0.17)	-

Total Distributions	(0.06)		(0.23)	(0.32)	(0.41)	(0.31)

Net Asset Value, End of Period	$9.50		$9.43	$9.91	$9.75	$10.07

Total Return (a)	1.42%	(h)	(2.58)%	4.97%	0.94%	7.46%

Net Assets, End of Period (in thousands)	$4,331		$4,147	$4,002	$2,749	$2,204

Ratios of:
Gross Expenses to Average Net Assets (b)	2.70%	(g)	2.84%	3.84%	5.07%	5.27%
Net Expenses to Average Net Assets (b)	2.25%	(g)	2.25%	2.25%	2.25%	2.28%
Net Investment Income to Average
Net Assets (b)(d)	1.39%	(g)	2.10%	3.17%	2.54%	2.96%

Portfolio turnover rate	50.57%	(h)	9.52%	27.78%	99.44%	110.84%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c) Calculated using the average shares method.
(d)	Recognition of net investment incomeby the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e)	As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.
(f) Unaudited.
(g) Annualized.
(h) Not annualized.

See Notes to Financial Statements

Adaptive Tactical Economic Fund

Schedule of Investments
(Unaudited)

As of November 30, 2020
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 99.44%

Large-Cap - 66.36%
Invesco QQQ Trust		8,332	$2,496,434
iShares Core S&P 500 ETF		7,730	2,808,464
iShares Edge MSCI Minimum Volatility ETF		30,186	2,011,897
			7,316,795
Mid-Cap - 21.80%
iShares Core S&P Mid-Cap ETF		11,099	2,403,155

Small-Cap - 11.28%
iShares Russell 2000 ETF		6,874	1,244,331

Total Exchange-Traded Products (Cost $9,839,869)			10,964,281

SHORT-TERM INVESTMENT - 1.09%
§	Fidelity Investments Money Market Government Portfolio -
Class I, 0.01%		120,082	120,082

Total Short-Term Investment (Cost $120,082)			120,082

Investments, at Value (Cost $9,959,951) - 100.53%			$11,084,363

Liabilities in Excess of Other Assets - (0.53)%			(57,944)

Net Assets - 100.00%			$11,026,419

§	Represents 7 day effective yield as of November 30, 2020.

Summary of Investments

by Industry	% of Net Assets	Value
Exchange-Traded Products:
Large-Cap	66.36%	$7,316,795
Mid-Cap	21.80%	2,403,155
Small-Cap	11.28%	1,244,331
Short-Term Investment	1.09%	120,082
Liabilities in Excess of Other Assets	-0.53%	(57,944)
Total Net Assets	100.00%	$11,026,419

See Notes to Financial Statements

Adaptive Tactical Economic Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2020

Assets:
Investments, at value (cost $9,959,951)	$11,084,363
Receivables:
Dividends	2
Fund shares sold	221,845
Due from Advisor	8,963
Prepaid expenses:
Registration and filing expenses	20,747
Fund accounting fees	3,076
Insurance expenses	1,685
Compliance fees	2

Total assets	11,340,683

Liabilities:
Payables:
Fund shares purchased	287,028
Accrued expenses:
Professional fees	11,220
Trustee fees and meeting expenses	7,295
Shareholder fulfillment fees	5,155
Custody fees	1,574
Distribution and service fees - Class C and Class A Shares	638
Transfer agent fees	549
Administration fees	489
Miscellaneous reporting expenses	272
Security pricing fees	44

Total liabilities	314,264

Total Net Assets	$11,026,419

Net Assets Consist of:
Paid in capital	$10,978,132
Distributable earnings	48,287

Total Net Assets	$11,026,419

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	806,819
Net Assets	$10,198,886
Net Asset Value, Offering Price and Redemption Price Per Share	$12.64

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	67,757
Net Assets	$798,655
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$11.79

Class A Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	3,358
Net Assets	$28,878
Net Asset Value and Redemption Price Per Share	$8.60
Maximum Offering Price Per Share ($8.60 ÷ 95.50%)(b)	9.00

(a)	Contingent deferred sales charge for Class C Shares is imposed on shares redeemed within one year of the purchase date (note 1).
(b) The Fund charges a 4.50% maximum sales load on all initial purchases.

See Notes to Financial Statements

Adaptive Tactical Economic Fund

Statement of Operations
(Unaudited)

For the fiscal period ended November 30, 2020

Investment Income:
Dividends	$92,301

Total Investment Income	92,301

Expenses:
Advisory fees (note 2)	68,732
Registration and filing expenses	24,117
Fund accounting fees (note 2)	20,268
Professional fees	19,593
Transfer agent fees (note 2)	18,696
Administration fees (note 2)	14,584
Shareholder fulfillment fees	6,516
Distribution and service fees - Class C Shares (note 4)	3,841
Custody fees (note 2)	3,684
Trustee fees and meeting expenses (note 3)	3,436
Compliance fees (note 2)	2,076
Insurance fees	1,916
Security pricing fees	1,176
Miscellaneous reporting expenses (note 2)	915
Distribution and service fees - Class A Shares (note 4)	22

Total Expenses	189,572

Fees waived by Advisor (note 2)	(68,732)
Expenses reimbursed by Advisor (note 2)	(31,069)

Net Expenses	89,771

Net Investment Income	2,530

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from investment transactions	1,494,827
Net change in unrealized depreciation on investments	(91,560)

Net Realized and Unrealized Gain on Investments	1,403,267

Net Increase in Net Assets Resulting from Operations	$1,405,797

See Notes to Financial Statements

Adaptive Tactical Economic Fund

Statements of Changes in Net Assets
			November 30,		May 31,
For the fiscal year or period ended			2020	(a)	2020

Operations:
Net investment income			$2,530		$96,101
Net realized gain (loss) from investment transactions			1,494,827		(2,531,822)
Net change in unrealized appreciation (depreciation) on investments			(91,560)		1,467,496

Net Increase (Decrease) in Net Assets Resulting from Operations			1,405,797		(968,225)

Distributions to Shareholders:
Institutional Class Shares			-		(213,808)
Class C Shares			-		(3,740)
Class A Shares			-		(452)

Net Decrease in Net Assets Resulting from Distributions			-		(218,000)

Beneficial Interest Transactions:
Shares sold			2,598,877		6,163,783
Reinvested dividends and distributions			-		181,034
Shares repurchased			(9,066,993)		(4,679,482)

Net Increase (Decrease) from Beneficial Interest Transactions			(6,468,116)		1,665,335

Net Increase in Net Assets			(5,062,319)		479,110

Net Assets:
Beginning of Period			16,088,738		15,609,628
End of Period			$11,026,419		$16,088,738

Share Information:	November 30, 2020 (a)		May 31, 2020
Institutional Class Shares	Shares	Amount	Shares		Amount
Shares sold	210,038	$2,532,181	485,735		$6,146,769
Reinvested dividends and distributions	-	-	13,407		176,842
Shares repurchased	(753,621)	(8,998,486)	(396,760)		(4,615,724)
Net Increase (Decrease) in Shares of
Beneficial Interest	(543,583)	$(6,466,305)	102,382		$1,707,887

Class C Shares	Shares	Amount	Shares		Amount
Shares sold	4,030	$46,539	748		$8,667
Reinvested dividends and distributions	-	-	301		3,740
Shares repurchased	(5,934)	(68,507)	(4,503)		(48,722)
Net Decrease in Shares of
Beneficial Interest	(1,904)	$(21,968)	(3,454)		$(36,315)

Class A Shares	Shares	Amount	Shares		Amount
Shares sold	2,341	$20,157	1,000		$8,347
Reinvested dividends and distributions	-	-	50		452
Shares repurchased	-	-	(2,032)		(15,036)
Net Increase (Decrease) in Shares of
Beneficial Interest	2,341	$20,157	(982)		$(6,237)

(a) Unaudited.

See Notes to Financial Statements

Adaptive Tactical Economic Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2020	(e)	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$11.36		$11.84	$13.79	$12.30	$11.00

Income (Loss) from Investment Operations:
Net investment income (loss) (c)	0.01		0.08	0.09	0.02	(0.01)
Net realized and unrealized gain (loss)
on investments	1.27		(0.39)	(0.29)	1.68	1.31

Total from Investment Operations	1.28		(0.31)	(0.20)	1.70	1.30

Less Distributions From:
Net investment income	-		(0.17)	(0.04)	-	-
Net realized gains	-		-	(1.71)	(0.21)	-

Total Distributions	-		(0.17)	(1.75)	(0.21)	-

Net Asset Value, End of Period	$12.64		$11.36	$11.84	$13.79	$12.30

Total Return (d)	11.27%	(g)	(2.84)%	(0.55)%	13.87%	11.82%

Net Assets, End of Period (in thousands)	$10,199		$15,339	$14,781	$9,562	$9,178

Ratios of:
Gross Expenses to Average Net Assets (a)	2.71%	(f)	2.50%	2.65%	3.08%	4.87%
Net Expenses to Average Net Assets (a)	1.25%	(f)	1.25%	1.25%	1.25%	1.41%
Net Investment Income (Loss) to Average
Net Assets (a)(b)	0.10%	(f)	0.62%	0.70%	0.18%	(0.09)%

Portfolio turnover rate	109.99%	(g)	141.55%	159.92%	163.22%	190.49%

(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)	Calculated using the average shares method.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e) Unaudited.
(f) Annualized.
(g) Not annualized.

See Notes to Financial Statements

Adaptive Tactical Economic Fund

Financial Highlights
	Class C Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2020	(f)	2020	2019	2018	2017	(d)

Net Asset Value, Beginning of Period	$10.64		$11.12	$13.18	$11.88	$10.73

Income (Loss) from Investment Operations:
Net investment loss (c)	(0.06)		(0.04)	(0.03)	(0.10)	(0.12)
Net realized and unrealized gain (loss)
on investments	1.21		(0.39)	(0.28)	1.61	1.27

Total from Investment Operations	1.15		(0.43)	(0.31)	1.51	1.15

Less Distributions From:
Net investment income	-		(0.05)	(0.04)	-	-
Net realized gains	-		-	(1.71)	(0.21)	-

Total Distributions	-		(0.05)	(1.75)	(0.21)	-

Net Asset Value, End of Period	$11.79		$10.64	$11.12	$13.18	$11.88

Total Return (e)	10.70%	(h)	(3.92)%	(1.47)%	12.75%	10.72%

Net Assets, End of Period (in thousands)	$799		$742	$813	$737	$643

Ratios of:
Gross Expenses to Average Net Assets (a)	3.60%	(g)	3.53%	3.67%	4.09%	5.85%
Net Expenses to Average Net Assets (a)	2.25%	(g)	2.25%	2.25%	2.25%	2.44%	(d)
Net Investment Loss to Average
Net Assets (a)(b)	(1.01)%	(g)	(0.33)%	(0.25)%	(0.82)%	(1.06)%	(d)

Portfolio turnover rate	109.99%	(h)	141.55%	159.92%	163.22%	190.49%

(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)	Calculated using the average shares method.
(d)	As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f) Unaudited.
(g) Annualized.
(h) Not annualized.

See Notes to Financial Statements

Adaptive Tactical Economic Fund

Financial Highlights
	Class A Shares
For a share outstanding during	November 30,		May 31,
the fiscal year or periods ended	2020	(j)	2020	2019	(h)

Net Asset Value, Beginning of Period	$7.74		$8.11	$10.00

Income (Loss) from Investment Operations:
Net investment income (c)	(0.01)		0.04	0.02
Net realized and unrealized (gain) loss
on investments	0.87		(0.26)	(0.16)

Total from Investment Operations	0.86		(0.22)	(0.14)

Less Distributions From:
Net investment income	-		(0.15)	(0.04)
Net realized gains	-		-	(1.71)

Total Distributions	-		(0.15)	(1.75)

Net Asset Value, End of Period	$8.60		$7.74	$8.11

Total Return (g)(i)	11.11%	(e)	(2.96)%	(0.18)%	(e)

Net Assets, End of Period (in thousands)	$29		$8	$16

Ratios of:
Gross Expenses to Average Net Assets (a)	2.96%	(d)	2.83%	2.96%	(d)
Net Expenses to Average Net Assets (a)	1.50%	(d)	1.50%	1.50%	(d)
Net Investment Income to Average
Net Assets (a)(b)	(0.17)%	(d)	0.52%	0.43%	(d)

Portfolio turnover rate	109.99%	(e)	141.55%	159.92%	(e)(f)

(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Calculated using the average shares method.
(d) Annualized.
(e) Not annualized.
(f)	Portfolio turnover rate is calculated based on the entire Fund, not the Class A Shares.
(g) Does not include impact of sales charge, if any.
(h)	For a share outstanding during the period from October 18, 2018 (Date of Initial Public Investment) through May 31, 2019.
(i)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(j) Unaudited.

See Notes to Financial Statements

Adaptive Tactical Rotation Fund

Schedule of Investments
(Unaudited)

As of November 30, 2020
	Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 98.89%

Consumer Discretionary - 8.93%
Consumer Discretionary Select Sector SPDR Fund	9,819	$1,544,136

Emerging Markets - 4.55%
SPDR Portfolio Emerging Markets ETF	19,555	786,502

Growth - 12.92%
SPDR Series S&P 500 Growth Portfolio	33,312	1,775,530
Vanguard Russell 1000 Growth ETF	1,930	459,321
		2,234,851
Income - 13.75%
Vanguard Dividend Appreciation ETF	17,191	2,378,547

Industrials - 8.79%
Industrial Select Sector SPDR Fund	17,272	1,520,454

Large-Cap - 23.88%
Invesco QQQ ETF	3,903	1,169,417
iShares Edge MSCI Momentum Factor ETF	7,422	1,159,613
SPDR S&P 500 ETF Trust	4,974	1,800,886
		4,129,916
Materials - 7.51%
Materials Select Sector SPDR Fund	18,293	1,298,620

Mid-Cap - 13.62%
SPDR S&P 400 Mid-Cap Growth ETF	36,073	2,354,845

Small-Cap - 4.94%
SPDR S&P 600 Small-Cap Value ETF	13,801	854,282

Total Exchange-Traded Products (Cost $15,688,097)		17,102,153

SHORT-TERM INVESTMENT - 1.07%
§ Fidelity Investments Money Market Government Portfolio -
Institutional Class, 0.01%	184,907	184,907

Total Short-Term Investment (Cost $184,907)		184,907

		(Continued)

Adaptive Tactical Rotation Fund

Schedule of Investments
(Unaudited)

As of November 30, 2020
			Value (Note 1)

Investments, at Value (Cost $15,873,004) - 99.96%			$17,287,060

Other Assets Less Liabilities - 0.04%			6,823

Net Assets - 100.00%			$17,293,883

§	Represents 7 day effective yield as of November 30, 2020.

Summary of Investments

by Industry	% of Net Assets	Value
Exchange-Traded Products
Consumer Discretionary	8.93%	$1,544,136
Emerging Markets	4.55%	786,502
Growth	12.92%	2,234,851
Income	13.75%	2,378,547
Industrials	8.79%	1,520,454
Large-Cap	23.88%	4,129,916
Materials	7.51%	1,298,620
Mid-Cap	13.62%	2,354,845
Small-Cap	4.94%	854,282
Short-Term Investment	1.07%	184,907
Other Assets Less Liabilities	0.04%	6,823
Total Net Assets	100.00%	$17,293,883

See Notes to Financial Statements

Adaptive Tactical Rotation Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2020

Assets:
Investments, at value (cost $15,873,004)	$17,287,060
Cash	8,061
Receivables:
Fund shares sold	423,431
Dividends	2
Due from Advisor	10,370
Prepaid expenses:
Registration and filing expenses	17,752
Fund accounting fees	3,106
Insurance expenses	1,891

Total assets	17,751,673

Liabilities:
Payables:
Fund shares repurchased	417,559
Accrued expenses:
Shareholder fulfillment fees	10,981
Professional fees	10,811
Custody fees	7,878
Trustee fees and meeting expenses	6,075
Compliance fees	1,536
Transfer agent fees	1,432
Distribution and service fees - Class C Shares and Class A Shares	705
Security pricing fees	341
Administration fees	269
Miscellaneous reporting expenses	203

Total liabilities	457,790

Total Net Assets	$17,293,883

Net Assets Consist of:
Paid in capital	$23,061,585
Accumulated deficit	(5,767,702)

Total Net Assets	$17,293,883

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	1,352,331
Net Assets	$16,021,391
Net Asset Value, Offering Price and Redemption Price Per Share	$11.85

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	105,980
Net Assets	$1,174,247
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$11.08

Class A Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	11,557
Net Assets	$98,245
Net Asset Value and Redemption Price Per Share	$8.50
Maximum Offering Price Per Share ($8.50 ÷ 95.50%)(b)	$8.90
(a)	Contingent deferred sales charge for Class C Shares is imposed on shares redeemed within one year of the purchase date (note 1).
(b) The Fund charges a 4.50% maximum sales load on all initial purchases.

See Notes to Financial Statements

Adaptive Tactical Rotation Fund

Statement of Operations
(Unaudited)

For the fiscal period ended November 30, 2020

Investment Income:
Dividends	$90,212

Total Investment Income	90,212

Expenses:
Advisory fees (note 2)	95,322
Registration and filing expenses	22,698
Fund accounting fees (note 2)	20,534
Transfer agent fees (note 2)	18,513
Professional fees	18,483
Administration fees (note 2)	14,601
Shareholder fulfillment fees	13,256
Custody fees (note 2)	9,570
Compliance fees (note 2)	7,149
Distribution and service fees - Class C Shares (note 4)	5,712
Trustee fees and meeting expenses (note 3)	3,712
Insurance expenses	2,067
Security pricing fees	1,464
Miscellaneous expenses (note 2)	915
Interest expense	701
Distribution and service fees - Class A Shares (note 4)	143

Total Expenses	234,840

Fees waived by Advisor (note 2)	(95,322)
Expenses reimbursed by Advisor (note 2)	(13,809)

Net Expenses	125,709

Net Investment Loss	(35,497)

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	2,155,295
Net change in unrealized appreciation on investments	178,501

Net Realized and Unrealized Gain on Investments	2,333,796

Net Increase in Net Assets Resulting from Operations	$2,298,299

See Notes to Financial Statements

Adaptive Tactical Rotation Fund

Statements of Changes in Net Assets
			November 30,	May 31,
For the fiscal year or period ended			2020 (a)	2020

Operations:
Net investment income (loss)			$ (35,497)	$ 176,637
Net realized gain (loss) from investment transactions			2,155,295	(1,773,728)
Net change in unrealized appreciation on investments			178,501	890,097

Net Decrease in Net Assets Resulting from Operations			2,298,299	(706,994)

Distributions to Shareholders:
Institutional Class Shares			-	(899,006)
Class C Shares			-	(26,127)
Class A Shares			-	(5,867)

Net Decrease in Net Assets Resulting from Distributions			-	(931,000)

Beneficial Interest Transactions:
Shares sold			4,508,713	7,651,188
Reinvested dividends and distributions			-	897,756
Shares repurchased			(9,753,666)	(60,649,474)

Decrease from Beneficial Interest Transactions			(5,244,953)	(52,100,530)

Net Decrease in Net Assets			(2,946,654)	(53,738,524)

Net Assets:
Beginning of Period			20,240,537	73,979,061
End of Period			$17,293,883	$ 20,240,537

Share Information:	November 30, 2020 (a)		May 31, 2020
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	386,187	$4,372,905	657,769	$7,633,434
Reinvested dividends and distributions	-	-	70,525	866,047
Shares repurchased	(863,877)	(9,517,995)	(5,072,896)	(59,675,291)
Net Decrease in Shares of
Beneficial Interest	(477,690)	(5,145,090)	(4,344,602)	$(51,175,810)
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	13,055	$135,808	866	$9,412
Reinvested dividends and distributions	-	-	2,254	26,127
Shares repurchased	(20,333)	(212,228)	(79,278)	(870,559)
Net Decrease in Shares of
Beneficial Interest	(7,278)	$(76,420)	(76,158)	$(835,020)
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	-	$-	1,016	$8,342
Reinvested dividends and distributions	-	-	632	5,582
Shares repurchased	(2,823)	(23,443)	(12,844)	(103,624)
Net Decrease in Shares of
Beneficial Interest	(2,823)	$(23,443)	(11,196)	$(89,700)

(a) Unaudited.

See Notes to Financial Statements

Adaptive Tactical Rotation Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2020	(f)	2020		2019	2018	2017

Net Asset Value, Beginning of Period	$10.40		$11.61		$13.76	$12.78	$11.26

Income (Loss) from Investment Operations:
Net investment income (loss)(d)	(0.02)		0.06		0.13	0.09	0.08
Net realized and unrealized gain (loss)
on investments	1.47		(0.94)		(0.75)	0.97	1.44

Total from Investment Operations	1.45		(0.88)		(0.62)	1.06	1.52

Less Distributions From:
Net investment income	-		(0.33)		(0.10)	(0.08)	-
Net realized gains	-		-		(1.43)	-	-

Total Distributions	-		(0.33)		(1.53)	(0.08)	-

Net Asset Value, End of Period	$11.85		$10.40		$11.61	$13.76	$12.78

Total Return (a)	14.05%	(h)	(7.98)%		(3.38)%	8.28%	13.50%

Net Assets, End of Period (in thousands)	$16,021		$19,027		$71,697	$129,034	$89,872

Ratios of:
Interest Expense to Average Net Assets	0.00%	(e)	0.00%	(e)	-	-	-
Gross Expenses to Average Net Assets (b)	2.41%	(g)	1.80%		1.34%	1.30%	1.41%
Net Expenses to Average Net Assets (b)	1.25%	(g)	1.25%		1.25%	1.25%	1.40%
Net Investment Income (Loss) to Average
Net Assets (b)(c)	(0.31)%	(g)	0.49%		1.03%	0.66%	0.64%

Portfolio turnover rate	170.28%	(h)	624.45%		379.14%	80.28%	166.56%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e) Less than 0.01% of net assets.
(f) Unaudited.
(g) Annualized.
(h) Not annualized.

See Notes to Financial Statements

Adaptive Tactical Rotation Fund

Financial Highlights
	Class C Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2020	(g)	2020		2019	2018	2017	(e)

Net Asset Value, Beginning of Period	$9.77		$10.91		$13.16	$12.36	$10.99

Income (Loss) from Investment Operations:
Net investment loss (d)	(0.07)		(0.06)		(0.01)	(0.04)	(0.02)
Net realized and unrealized gain (loss)
on investments	1.38		(0.89)		(0.71)	0.92	1.39

Total from Investment Operations	1.31		(0.95)		(0.72)	0.88	1.37

Less Distributions From:
Net investment income	-		(0.19)		(0.10)	(0.08)	-
Net realized gains	-		-		(1.43)	-	-

Total Distributions	-		(0.19)		(1.53)	(0.08)	-

Net Asset Value, End of Period	$11.08		$9.77		$10.91	$13.16	$12.36

Total Return (a)	13.41%	(i)	(8.96)%		(4.35)%	7.10%	12.47%

Net Assets, End of Period (in thousands)	$1,174		$1,107		$2,066	$2,713	$2,076

Ratios of:
Interest Expense to Average Net Assets	0.00%	(f)	-	(g)	-	-	-
Gross Expenses to Average Net Assets (b)	3.37%	(h)	2.80%		2.34%	2.30%	2.41%
Net Expenses to Average Net Assets (b)	2.25%	(h)	2.25%		2.25%	2.25%	2.40%
Net Investment Loss to Average
Net Assets (b)(c)	(1.34)%	(h)	(0.53)%		(0.10)%	(0.32)%	(0.14)%

Portfolio turnover rate	170.28%	(i)	624.45%		379.14%	80.28%	166.56%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e)	As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.
(f) Less than 0.01% of net assets.
(g) Unaudited.
(h) Annualized.
(i) Not annualized.

See Notes to Financial Statements

Adaptive Tactical Rotation Fund

Financial Highlights
	Class A Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or periods ended	2020	(k)	2020		2019	2018	(i)

Net Asset Value, Beginning of Period	$7.47		$8.42		$10.49	$10.00

Income from Investment Operations:
Net investment income (loss) (f)	(0.02)		0.02		0.05	(0.02)
Net realized and unrealized gain (loss) on investments	1.05		(0.66)		(0.59)	0.51

Total from Investment Operations	1.03		(0.64)		(0.54)	0.49

Less Distributions From:
Net investment income	-		(0.31)		(0.10)	-
Net realized gains	-		-		(1.43)	-

Total Distributions	-		(0.31)		(1.53)	-

Net Asset Value, End of Period	$8.50		$7.47		$8.42	$10.49

Total Return (c)(g)	13.79%	(b)	(8.17)%		(3.69)%	4.90%	(b)

Net Assets, End of Period (in thousands)	$98		$107		$215	$47

Ratios of:
Interest Expense to Average Net Assets	0.00%	(j)	0.00%	(j)	-	-
Gross Expenses to Average Net Assets (d)	2.63%	(a)	2.05%		1.59%	1.61%	(a)
Net Expenses to Average Net Assets (d)	1.50%	(a)	1.50%		1.50%	1.50%	(a)
Net Investment Income (Loss) to Average Net Assets (d)(e)	(0.58)%	(a)	0.23%		0.55%	(1.49)%	(a)

Portfolio turnover rate	170.28%	(b)	624.45%		379.14%	80.28%	(b)(h)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Calculated using the average shares method.
(g) Does not include impact of sales charge, if any.
(h)	Portfolio turnover rate is calculated based on the entire Fund, not the Class A Shares.
(i)	For a share outstanding during the period from April 2, 2018 (Date of Initial Public Investment) through May 31, 2018.
(j) Less than 0.01% of net assets.
(k) Unaudited.

See Notes to Financial Statements

Adaptive Funds

Notes to Financial Statements
(Unaudited)

As of November 30, 2020

1.	Organization and Significant Accounting Policies

The Adaptive Funds (“Funds”), formerly known as the Cavalier Funds, are series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is a separate, diversified series of the Trust.

The Adaptive Fundamental Growth Fund, formerly known as Cavalier Fundamental Growth Fund, seeks to achieve its investment objective of capital appreciation by principally investing in domestic stocks that the portfolio manager believes to have above-average growth potential relative to their peers.
The Adaptive Growth Opportunities Fund, formerly known as Cavalier Growth Opportunities Fund, seeks to achieve its investment objective of capital appreciation by investing in exchange-traded funds (“ETFs”) that are registered under the 1940 Act and not affiliated with the Fund that invest in equity securities of any market capitalization of issuers from a number of countries throughout the world, including emerging market countries.
The Adaptive Hedged High Income Fund, formerly known as Cavalier Hedged High Income Fund, seeks to achieve its investment objective of current income and real return by investing in other investment companies, including mutual funds and ETFs that are registered under the 1940 Act and not affiliated with the Fund or making direct investments in portfolio securities based upon institutional research.
The Adaptive Hedged Income Fund, formerly known as Cavalier Adaptive Income Fund, seeks to achieve its investment objective of total return by investing in other investment companies, including mutual funds and ETFs that are registered under the 1940 Act, or making direct investments.
The Adaptive Tactical Economic Fund, formerly known as Cavalier Tactical Economic Fund, seeks to achieve its investment objective of total return by investing in ETFs as well as other funds that are registered under the 1940 Act and not affiliated with the Fund.
The Adaptive Tactical Rotation Fund, formerly known as Cavalier Tactical Rotation Fund, seeks to achieve its investment objective of capital appreciation by investing in ETFs that are registered under the 1940 Act and not affiliated with the Fund.
Each Fund currently has an unlimited number of authorized shares, which are divided into three classes – Institutional Class Shares, Class C Shares, and Class A Shares.  Each class of shares has equal rights to assets of the Funds, and the classes are identical except for differences in ongoing distribution and service fees.
The Class C Shares and Class A Shares are subject to distribution plan fees as described in Note 4.  Each Fund’s Class C Shares are sold without an initial sales charge; however, they are subject to a contingent deferred sales charge of 1.00% on shares redeemed within one year of the purchase date.  This amount is paid to Capital Investment Group, Inc. (the “Distributor”).  Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.  All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. Class C Shares held longer than seven years will automatically convert into Institutional Class Shares.  Class A Shares have an initial sales charge of 4.50%, but there is no automatic conversion of Class A Shares into any other Class of Shares.
As of November 30, 2020, the Adaptive Fundamental Growth Fund, the Adaptive Growth Opportunities Fund, the Adaptive Tactical Economic Fund, and the Adaptive Tactical Rotation Fund were the only Funds with active Class A Shares.
(Continued)

Adaptive Funds

Notes to Financial Statements
(Unaudited)

As of November 30, 2020
The Date of Initial Public Investment for each Fund and Class of Shares is as follows:
Fund	Institutional Class Shares	Class C Shares	Class A Shares
Adaptive Fundamental Growth Fund	October 17, 2013	November 4, 2013	March 13, 2018
Adaptive Growth Opportunities Fund	September 20, 2012	September 26, 2012	April 16, 2018
Adaptive Hedged High Income Fund	September 20, 2012	September 26, 2012	-
Adaptive Hedged Income Fund	October 2, 2009	February 25, 2011	-
Adaptive Tactical Economic Fund	September 20, 2012	September 26, 2012	October 18, 2018
Adaptive Tactical Rotation Fund	September 20, 2012	September 26, 2012	April 2, 2018

The following is a summary of significant accounting policies consistently followed by the Funds.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Funds follow the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”

Investment Valuation
Each Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last quoted sales price provided by a third-party pricing service at the time the valuation is made (generally 4:00 p.m. Eastern Time).  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to each Fund’s net asset value calculation) or which cannot be accurately valued using each Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Trustees”).  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using each Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price.  Options are valued at the mean of the last quoted bid and ask prices provided by a third-party pricing service from the primary exchange or the board of trade on which such options are traded.  Foreign securities listed on foreign exchanges are valued with quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates.

Underlying Funds
Open-End Funds - Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the boards of directors of the open-end funds. Open-end funds are valued at their respective net asset values as reported by such investment companies.

Fair Value Measurement
Each Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of each Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: Unadjusted quoted prices in active markets for identical securities
(Continued)

Adaptive Funds

Notes to Financial Statements
(Unaudited)

As of November 30, 2020

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: Significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs as of November 30, 2020 for each Fund’s investments measured at fair value:

Adaptive Fundamental Growth Fund (a)
Assets	Total	Level 1	Level 2	Level 3
Common Stocks*	$50,258,204	$50,258,204	$-	$-
Exchange-Traded Product	4,164,418	4,164,418	-	-
Short-Term Investment	418,056	418,056	-	-
Total Assets	$54,840,678	$54,840,678	$-	$-

Adaptive Growth Opportunities Fund (a)
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products*	$90,779,332	$90,779,332	$-	$-
Short-Term Investment	7,757,819	7,757,819	-	-
Total Assets	$98,537,151	$98,537,151	$-	$-

Adaptive Hedged High Income Fund (a)
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products*	$8,430,149	$8,430,149	$-	$-
Short-Term Investment	193,435	193,435	-	-
Total Assets	$8,623,584	$8,623,584	$-	$-

Adaptive Hedged Income Fund (a)
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products*	$19,238,093	$19,238,093	$-	$-
Preferred Stock*	500,000	-	500,000	-
Asset-Backed Securities*	2,407,351	-	2,407,351	-
Collateralized Mortgage Obligations*	15,138,329	-	15,138,329	-
Short-Term Investment	9,188,609	9,188,609	-	-
Total Assets	$46,372,382	$28,426,702	$17,945,680	$-

(Continued)

Adaptive Funds

Notes to Financial Statements
(Unaudited)

As of November 30, 2020

Adaptive Tactical Economic Fund (a)
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products*	$10,964,281	$10,964,281	$-	$-
Short-Term Investment	120,082	120,082	-	-
Total Assets	$11,084,363	$11,084,363	$-	$-

Adaptive Tactical Rotation Fund (a)
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products*	$17,102,153	$17,102,153	$-	$-
Short-Term Investment	184,907	184,907	-	-
Total Assets	$17,287,060	$17,287,060	$-	$-
*Refer to the Schedules of Investments for a breakdown by Industry.
(a) The Funds held no Level 3 securities during the fiscal period ended November 30, 2020.

Purchased Options
When the Funds purchase an option, an amount equal to the premium paid by the Funds is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

Derivative Financial Instruments
The Funds may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Funds to gains or losses in excess of the amounts shown on each Funds’ Statement of Assets and Liabilities.

Derivatives are marked to market daily based upon quotations from market makers or the Funds’ independent pricing services and the Funds’ net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in Investments, at value on the Statement of Assets and Liabilities for options purchased.  Net realized gains and losses and net change in unrealized appreciation and depreciation on these contracts for the year are included in the Realized and Unrealized Gain on Investments on each Funds’ Statement of Operations for options purchased. The Funds had no open option positions as of the fiscal period ended November 30, 2020.

The following table sets forth the effect of the derivative instruments on the Statement of Operations for the fiscal period ended November 30, 2020 for each applicable Fund as follows:

Adaptive Fundamental Growth Fund
Derivative Type	Location	Gains/Losses

Equity Contracts – purchased options	Net realized loss from investments	$ (302,043)

Equity Contracts – purchased options	Net change in unrealized appreciation on investments	$ 112,081

(Continued)

Adaptive Funds

Notes to Financial Statements
(Unaudited)

As of November 30, 2020

Adaptive Growth Opportunities Fund
Derivative Type	Location	Gains/Losses

Equity Contracts – purchased options	Net realized loss from investments	$ (238,827)

Equity Contracts – purchased options	Net change in unrealized appreciation on investments	$ 89,221

Investments in the Funds are subject to the following options risks:

Risks from Purchasing Options. If a call or put option purchased by the Funds is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the Funds will lose its entire investment in the option. Since many factors influence the value of an option, including the price of the underlying security, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying security, the Advisor’s success in implementing the Funds’ strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.  There is no assurance that a liquid market will exist when the Funds seek to close out an option position. Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Investments in the Funds may also be subject to counterparty risk on derivatives. This risk refers to the risk that an issuer or counterparty will fail to pay its obligations to the Funds when they are due.  As a result, the Funds’ income might be reduced, the value of the Funds’ investment might fall, and/or the Funds could lose the entire amount of their investment.  Changes in the financial condition of an issuer or counterparty, changes in specific economic, social, or political conditions that affect a particular type of security or other instrument or an issuer, and changes to economic, social, or political conditions in general can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as a Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion and amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
Each Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Funds may declare and distribute dividends from net investment income (if any) monthly.  Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

(Continued)

Adaptive Funds

Notes to Financial Statements
(Unaudited)

As of November 30, 2020

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise continue to comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Related Parties and Service Providers

Advisor
Each Fund pays a monthly advisory fee to Cavalier Investments, LLC d/b/a Adaptive Investments, LLC (the “Advisor”), based upon the average daily net assets and calculated at an annual rate.

See the table below for the advisory fee rates and amounts earned by the Advisor from each Fund during fiscal period ended November 30, 2020:

Fund	Advisory Fee Rate June 1, 2020 - November 30, 2020	Amount Earned	Amount Waived by Advisor	Expenses Reimbursed by Advisor

Adaptive Fundamental Growth Fund	1.00%	$ 271,837	$ 97,943	$ -
Adaptive Growth Opportunities Fund	1.00%	379,852	88,844	-
Adaptive Hedged High Income Fund	1.00%	61,195	61,195	39,411
Adaptive Hedged Income Fund	1.00%	235,668	105,230	-
Adaptive Tactical Economic Fund	1.00%	68,732	68,732	31,069
Adaptive Tactical Rotation Fund	1.00%	95,322	95,322	13,809

The Advisor has engaged sub-advisors to provide day to day portfolio management for some of the Funds.  Each sub-advisor is paid directly by the Advisor based upon the average daily net assets and calculated at an annual rate. See the table below for the sub-advisory fee rates and amounts paid by the Advisor to the Sub-Advisor for each sub-advised Fund during the fiscal period ended November 30, 2020:

Fund	Sub-Advisors	Sub-Advisory Fee Rate	Sub-Advisory Fee Received

Adaptive Fundamental Growth Fund	Navellier & Associates, Inc.*	0.30% (on AUM over $20M)	$ -

Adaptive Growth Opportunities Fund	Bluestone Capital Management, LLC	0.30%	114,257

		0.10% (on AUM over $10M)
Adaptive Hedged Income Fund	Buckhead Capital Management, LLC**	and 0.32% (on AUM over $20M)	42,922

*As of June 2, 2020, Navellier and Associates, Inc. (“Navellier”) was no longer being compensated for managing the assets of the Adaptive Fundamental Growth Fund under the Sub-Advisor Agreement and ceased providing services under the Sub-Advisory Agreement as of June 15, 2020. Adaptive Investments, LLC continues to serve as Advisor to the Fund and has taken over management of the Fund’s assets.

(Continued)

Adaptive Funds

Notes to Financial Statements
(Unaudited)

As of November 30, 2020

**As of September 30, 2020, Buckhead Capital Management, LLC no longer managed the assets of the Adaptive Hedged Income Fund.  Adaptive Investments, LLC continues to serve as Advisor to the Fund and has taken over management of the Fund’s assets.

Expense Limitation
The Advisor has entered into a contractual expense limitation agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Funds, under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in amounts that limit the Funds’ total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than the following percentages of the average daily net assets of the Institutional Class Shares, Class C Shares, and Class A Shares of the Funds:
Fund	Institutional Class Shares	Class C Shares	Class A Shares
Adaptive Fundamental Growth Fund	1.25%	2.25%	1.50%
Adaptive Growth Opportunities Fund	1.25%	2.25%	1.50%
Adaptive Hedged High Income Fund	1.25%	2.25%	1.50%
Adaptive Hedged Income Fund	1.25%	2.25%	1.50%
Adaptive Tactical Economic Fund	1.25%	2.25%	1.50%
Adaptive Tactical Rotation Fund	1.25%	2.25%	1.50%

Administrator
Each Fund pays a monthly fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of each Fund and calculated at the annual rates as shown in the schedule below subject to a minimum of $2,000 per month. The Administrator also receives a fee as to procure and pay the Fund’s custodian, additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. The Administrator also receives a miscellaneous reporting expense for peer group, comparative analysis, and compliance support totaling $150 per month.

A breakdown of these fees is provided in the following table:

Administration Fees*		Custody Fees*		Fund Accounting Fees (base fee) (monthly fee)	Fund Accounting Fees (asset-based fee)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $250 million	0.100%	First $200 million	0.020%	$2,250 plus $500/additional share class	0.01%	$150 per state
Next $250 million	0.080%	Over $200 million	0.009%
Next $250 million	0.060%
Next $250 million	0.050%	*Minimum monthly fees of $2,000 and $417 for Administration and Custody, respectively.
On the next $1 billion	0.040%
On all assets over $2 billion	0.035%

(Continued)

Adaptive Funds

Notes to Financial Statements
(Unaudited)

As of November 30, 2020

The Fund incurred the following amounts in Administration fees for the fiscal period ended November 30, 2020:

Fund
Adaptive Fundamental Growth Fund	$ 30,420
Adaptive Growth Opportunities Fund	40,547
Adaptive Hedged High Income Fund	14,567
Adaptive Hedged Income Fund	26,129
Adaptive Tactical Economic Fund	14,584
Adaptive Tactical Rotation Fund	14,601

The Funds incurred the following amounts in Fund Accounting fees for the fiscal period ended November 30, 2020:

Fund
Adaptive Fundamental Growth Fund	$ 22,367
Adaptive Growth Opportunities Fund	23,379
Adaptive Hedged High Income Fund	17,265
Adaptive Hedged Income Fund	19,010
Adaptive Tactical Economic Fund	20,268
Adaptive Tactical Rotation Fund	20,534

The Funds incurred the following amounts in Custody fees for the period ended November 30, 2020:

Fund
Adaptive Fundamental Growth Fund	$ 9,331
Adaptive Growth Opportunities Fund	10,159
Adaptive Hedged High Income Fund	3,753
Adaptive Hedged Income Fund	10,386
Adaptive Tactical Economic Fund	3,684
Adaptive Tactical Rotation Fund	9,570

Compliance Services
The Nottingham Company, Inc. serves as the Trust’s compliance services provider including services as the Trust’s Chief Compliance Officer.  The Nottingham Company, Inc. is entitled to receive customary fees from the Funds for its services pursuant to the Compliance Services Agreement with the Funds.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”), an affiliate of the Administrator, serves as transfer, dividend paying, and shareholder servicing agent for the Funds.  For its services, the Transfer Agent is entitled to receive compensation from the Funds pursuant to the Transfer Agent’s fee arrangements with the Funds.

(Continued)

Adaptive Funds

Notes to Financial Statements
(Unaudited)

As of November 30, 2020

The Funds incurred the following amounts in Transfer Agent fees for the fiscal period ended November 30, 2020:

Fund
Adaptive Fundamental Growth Fund	$ 25,335
Adaptive Growth Opportunities Fund	30,895
Adaptive Hedged High Income Fund	13,683
Adaptive Hedged Income Fund	14,006
Adaptive Tactical Economic Fund	18,696
Adaptive Tactical Rotation Fund	18,513

The Shareholder Fulfillment Fees disclosed on the Statement of Operations for the Funds include fees paid by the Fund to a Sub-Transfer Agent for certain services.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Funds’ principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Funds pursuant to the Funds’ fee arrangements with the Distributor.

3.	Trustees and Officers

The Trust is governed by the Board of Trustees, which is responsible for the management and supervision of the Funds.  The Trustees meet periodically throughout the year to review contractual agreements with companies that furnish services to the Funds; review performance of the Advisor and the Funds; and oversee activities of the Funds.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Each Trustee will receives $2,000 per series per year, $200 per meeting attended, and $500 per series per special meeting related to contract renewal issues.  The Trust reimburses each Trustee and officer of the Trust for his or her travel and other expenses related to attendance of Board meetings. Additional fees were incurred during the period as special meetings were necessary in addition to the regularly scheduled meetings of the Board of Trustees.

Certain officers of the Trust may also be officers of the Administrator.

4.	Distribution and Service Fees

The Board of Trustees, including a majority of the Independent Trustees, adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”) for the Class C Shares and Class A Shares. The 1940 Act regulates the manner in which a registered investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that each Fund may incur certain costs, which may not exceed 1.00% per annum of the average daily net assets of the Class C Shares and 0.25% per annum of the average daily net assets of the Class A Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Class C Shares or Class A Shares or servicing of Class C or Class A shareholder accounts.

(Continued)

Adaptive Funds

Notes to Financial Statements
(Unaudited)

As of November 30, 2020

See the table below for the Distribution and Service Fees of the Class C Shares and Class A Shares for each Fund during the fiscal period ended November 30, 2020:

Fund	Amount Incurred
	Class C Shares	Class A Shares
Adaptive Fundamental Growth Fund	$ 12,987	$ 1,185
Adaptive Growth Opportunities Fund	7,559	1,357
Adaptive Hedged High Income Fund	2,618	-
Adaptive Hedged Income Fund	21,187	-
Adaptive Tactical Economic Fund	3,841	22
Adaptive Tactical Rotation Fund	5,712	43

5.	Purchases and Sales of Investment Securities

For the fiscal  period ended November 30, 2020, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Adaptive Fundamental Growth Fund	$ 65,639,797	$ 93,238,651
Adaptive Growth Opportunities Fund	46,179,115	37,887,360
Adaptive Hedged High Income Fund	9,090,151	16,638,330
Adaptive Hedged Income Fund	20,338,866	26,949,954
Adaptive Tactical Economic Fund	12,951,095	15,594,493
Adaptive Tactical Rotation Fund	26,678,988	28,240,326

There were no long-term purchases or sales of U.S. Government Obligations during the fiscal period ended November 30, 2020.

6.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has reviewed all taxable years / periods that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service.  As of November 30, 2020, open taxable years consisted of the taxable years ended May 31, 2017 through May 31, 2020 and the fiscal period ended November 30, 2020.  No examination of tax returns is currently in progress for any of the Funds.

(Continued)

Adaptive Funds

Notes to Financial Statements
(Unaudited)

As of November 30, 2020

Distributions during the fiscal years ended below were characterized for tax purposes as follows:

		Distributions from
Fund	Fiscal year or period ended	Ordinary Income	Long-Term Capital Gains
Adaptive Fundamental Growth Fund	11/30/2020	$ -	$ -
	05/31/2020	31,002	-
Adaptive Growth Opportunities Fund	11/30/2020	-	-
	05/31/2020	1,837,000	-
Adaptive Hedged High Income Fund	11/30/2020	197,426	-
	05/31/2020	722,934	-
Adaptive Hedged Income Fund	11/30/2020	539,197	-
	05/31/2020	1,394,755	-
Adaptive Tactical Economic Fund	11/30/2020	-	-
	05/31/2020	218,000	-
Adaptive Tactical Rotation Fund	11/30/2020	-	-
	05/31/2020	931,000	-

At November 30, 2020, the tax-basis cost of investments and components of distributable earnings were as follows:
	Adaptive Fundamental Growth Fund	Adaptive Growth Opportunities Fund	Adaptive Hedged High Income Fund
Cost of Investments	$44,777,921	$79,849,674	$ 8,096,069

Gross Unrealized Appreciation	10,062,757	18,687,479	527,515
Gross Unrealized Depreciation	(-)	(-)	(-)
Net Unrealized Appreciation	$10,062,757	$18,687,479	$ 527,515

	Adaptive Hedged Income Fund	Adaptive Tactical Economic Fund	Adaptive Tactical Rotation Fund
Cost of Investments	$47,196,733	$9,959,951	$15,873,004

Gross Unrealized Appreciation	276,257	1,124,412	1,414,056
Gross Unrealized Depreciation	(1,000,608)	(-)	(-)

Net Unrealized Appreciation/Depreciation	$ (724,351)	$1,124,412	$ 1,414,056

(Continued)

Adaptive Funds

Notes to Financial Statements
(Unaudited)

As of November 30, 2020

7.   Concentration of Risk

The Adaptive Hedged High Income Fund currently invests a significant portion of its assets in the Goldman Sachs Access High Yield Corporate Bond ETF (“Goldman”).  The Adaptive Hedged High Income Fund may redeem its investment from Goldman at any time if the Advisor determines that it is in the best interest of the Adaptive Hedged High Income Fund and its shareholders to do so.  The performance of the Adaptive Hedged High Income Fund may be directly affected by the performance of Goldman. The financial statements of Goldman, including the portfolio of investments, can be found at Goldman’s website, www.gsam.com, or the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with the Adaptive Hedged High Income’s financial statements.  As of November 30, 2020, the Adaptive Hedged Income Fund’s net assets invested in Goldman were 71.54%.

8.  Beneficial Ownership

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940.
As of November 30, 2020, Charles Schwab & Co. held 27.94% of the Adaptive Hedged Income Fund.

As of November 30, 2020, LPL Financial held 46.50% of the Adaptive Fundamental Growth Fund, 34.76% of the Adaptive Growth Opportunities Fund, 34.52% of the Adaptive Tactical Economic Fund, and 35.24% of the Adaptive Tactical Rotation Fund.

As of November 30, 2020, Pershing LLC held 31.29% of the Adaptive Hedged High Income Fund, 29.57% of the Adaptive Tactical Economic Fund, and 25.15% of the Adaptive Tactical Rotation Fund.

The Funds have no knowledge as to whether all or any portion of the shares of record owned by Pershing LLC, Charles Schwab & Co., and LPL Financial are also owned beneficially.

9.   Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Funds, and others that provide for general indemnifications.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.  The Funds expect the risk of loss to be remote.

10.   Borrowings

The Funds established a borrowing agreement with Interactive Brokers, LLC for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies.  Interest expense in the Funds relates to the negative daily cash balance held at Interactive Brokers, LLC. The Adaptive Fundamental Growth Fund, Adaptive Growth Opportunities Fund, and Adaptive Tactical Rotation Fund each had negative daily cash balances at Interactive Brokers, LLC during the fiscal period ended November 30, 2020.  The interest expense that accrued is reflected on the Statement of Operations for each Fund and is deemed immaterial based on the average net assets of each Fund.

11.   Reorganization

Adaptive Growth Opportunities Fund
At meetings held on September 24, 2020 and October 8, 2020 and through a written consent in lieu of a meeting dated October 23, 2020, the Board of Trustees of the Starboard Investment Trust (the “Board”) approved the reorganization of the Adaptive Growth Opportunities Fund (the “Mutual Fund”) into an exchange-traded fund (the “Reorganization”). The Reorganization will occur pursuant to an Agreement and Plan of Reorganization, whereby the Mutual Fund will transfer all of its assets and liabilities to the Adaptive Growth Opportunities ETF (the “ETF”), a newly organized series of the Starboard Investment Trust in a tax-free reorganization.  The investment objective, principal investment strategies, and portfolio management will remain the same after the Reorganization.  A Combined Information Statement and Prospectus containing information on the ETF, reasons for the proposed Reorganization and benefits to the Mutual Fund’s shareholders will be mailed before the consummation of the Reorganization to shareholders of the Mutual Fund.

(Continued)

Adaptive Funds

Notes to Financial Statements
(Unaudited)

As of November 30, 2020

12.   Subsequent Events

Distributions
Per share distributions during the subsequent period were as follows:

Fund	Class	Record Date	Ex- Date/Payable Date	Ordinary Income	Long-Term Capital Gain
Adaptive Fundamental Growth Fund	Institutional Class	12/16/2020	12/17/2020	$0.175149	$ -
	Class C	12/16/2020	12/17/2020	$0.175149	$ -
	Class A	12/16/2020	12/17/2020	$0.175149	$ -
Adaptive Fundamental Growth Fund	Institutional Class	12/16/2020	12/17/2020	$ -	$1.246849
	Class C	12/16/2020	12/17/2020	$ -	$1.246849
	Class A	12/16/2020	12/17/2020	$ -	$1.246849

Fund	Class	Record Date	Ex- Date/Payable Date	Ordinary Income	Long-Term Capital Gain
Adaptive Growth Opportunities Fund	Institutional Class	12/29/2020	12/30/2020	$0.021617	$ -
	Class C	12/29/2020	12/30/2020	$ -	$ -
	Class A	12/29/2020	12/30/2020	$0.014476	$ -
Adaptive Hedged High Income Fund	Institutional Class	12/29/2020	12/30/2020	$0.058810	$ -
	Class C	12/29/2020	12/30/2020	$0.048552	$ -
Adaptive Hedged Income Fund	Institutional Class	12/29/2020	12/30/2020	$0.059729	$ -
	Class C	12/29/2020	12/30/2020	$0.050013	$ -
Adaptive Tactical Rotation Fund	Institutional Class	12/29/2020	12/30/2020	$0.127106	$ -
	Class C	12/29/2020	12/30/2020	$ -	$ -
	Class A	12/29/2020	12/30/2020	$0.085950	$ -

(Continued)

Adaptive Funds

Notes to Financial Statements
(Unaudited)

As of November 30, 2020

Management is currently evaluating the impact of the COVID-19 virus on the financial services industry and has concluded that, while it is reasonably possible that the virus could have a negative effect on the fair value of the Funds’ investments and results of operations, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

Adaptive Funds

Additional Information
(Unaudited)

As of November 30, 2020

1.	Proxy Voting Policies and Voting Record

A copy of the Advisor’s Disclosure Policy is included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT.  Each Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.  You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Tax Information

We are required to advise you within 60 days of each Fund’s fiscal period end regarding the federal tax status of certain distributions received by shareholders during each fiscal period.

Each of the funds listed below had the following distribution information for the fiscal period ended November 30, 2020.

	Ordinary Income	Long-Term Capital Gains
Adaptive Fundamental Growth Fund	$ -	$ -
Adaptive Growth Opportunities Fund	-	-
Adaptive Hedged High Income Fund	197,426	-
Adaptive Hedged Income Fund	539,197	-
Adaptive Tactical Economic Fund	-	-
Adaptive Tactical Rotation Fund	-	-

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.   Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2020 through November 30, 2020.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

(Continued)

Adaptive Funds

Additional Information
(Unaudited)

As of November 30, 2020

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Adaptive Fundamental Growth Fund	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,203.80	$6.91	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.80	$6.33	1.25%
Class C Shares
Actual	$1,000.00	$1,197.50	$12.39	2.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.79	$11.36	2.25%
Class A Shares
Actual	$1,000.00	$1,202.20	$8.28	1.50%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.55	$7.59	1.50%

Adaptive Growth Opportunities Fund	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,257.90	$7.08	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.80	$6.33	1.25%
Class C Shares
Actual	$1,000.00	$1,251.60	$12.70	2.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.79	$11.36	2.25%
Class A Shares
Actual	$1,000.00	$1,256.50	$8.49	1.50%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.55	$7.59	1.50%

Adaptive Hedged High Income Fund	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,060.60	$6.46	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.80	$6.33	1.25%
Class C Shares
Actual	$1,000.00	$1,054.40	$11.59	2.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.79	$11.36	2.25%

(Continued)

Adaptive Funds

Additional Information
(Unaudited)

As of November 30, 2020

Adaptive Hedged Income Fund	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,020.30	$6.33	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.80	$6.33	1.25%
Class C Shares
Actual	$1,000.00	$1,014.20	$11.36	2.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.79	$11.36	2.25%

Adaptive Tactical Economic Fund	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,112.70	$6.62	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.80	$6.33	1.25%
Class C Shares
Actual	$1,000.00	$1,107.00	$11.88	2.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.79	$11.36	2.25%
Class A Shares
Actual	$1,000.00	$1,111.10	$7.94	1.50%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.55	$7.59	1.50%

Adaptive Tactical Rotation Fund	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,140.50	$6.71	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.80	$6.33	1.25%
Class C Shares
Actual	$1,000.00	$1,134.10	$12.04	2.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.79	$11.36	2.25%
Class A Shares
Actual	$1,000.00	$1,137.90	$8.04	1.50%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.55	$7.59	1.50%

*Expenses are equal to the average account value over the period multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

The Adaptive Funds
are a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Adaptive Investments, LLC
116 South Franklin Street	12600 Deerfield Parkway
Post Office Box 69 Rocky Mount, North Carolina 27802-0069	Suite #100 Alpharetta, GA 30004

Telephone:	Telephone:

800-773-3863	770-777-8277

World Wide Web @: ncfunds.com	World Wide Web @: adaptivefunds.com

ITEM 2.	CODE OF ETHICS.
Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)
The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 13.	EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

/s/ Katherine M. Honey
By:	Katherine M. Honey President and Principal Executive Officer

Date:	February 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
By:	Katherine M. Honey President and Principal Executive Officer

Date:	February 8, 2021

/s/ Ashley H. Lanham
By:	Ashley H. Lanham Treasurer, Principal Financial Officer, Principal Accounting Officer

Date:	February 8, 2021